As filed with the Securities and Exchange Commission on January 16, 2001

                                                       Registration No. 33-46479
                                                              File No. 811-06602

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                      ---

         Pre-Effective Amendment No.  __

         Post-Effective Amendment No.   19                             X
                                        --                            ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
                                                                      ---

         Amendment No.  21                                             X
                        --                                            ---



                       THE PREFERRED GROUP OF MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                       411 Hamilton Boulevard, Suite 1200
                             Peoria, Illinois 61602
               (Address of Principal Executive Offices) (Zip Code)
                  Registrant's Telephone Number: (309) 675-4999

                     Name and Address of Agent for Service:

                                 David Bomberger
                       THE PREFERRED GROUP OF MUTUAL FUNDS
                       411 Hamilton Boulevard, Suite 1200
                             Peoria, Illinois 61602

                                    Copy to:
                              J.B. Kittredge, Esq.
                                  Ropes & Gray
                             One International Place
                              Boston, MA 02110-2624


It is proposed that this filing will become effective:
         ___      Immediately upon filing pursuant to paragraph (b),

         ___      On ______________ pursuant to paragraph (b),

         ___      60 days after filing pursuant to paragraph (a)(1),

         ___      On _______________ pursuant to paragraph (a)(1),

         ___      75 days after filing pursuant to paragraph (a)(2), or

          X       On April 1, 2001 pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

         ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS

                                  APRIL 1, 2001

                            Logo: The Preferred Group
                                 of Mutual Funds

                       411 Hamilton Boulevard, Suite 1200
                           Peoria, Illinois 61602-1104




                          PREFERRED MID CAP GROWTH FUND

                       PREFERRED INTERNATIONAL GROWTH FUND


       For more information about The Preferred Group call 1-800-662-4769.

                             www.PreferredGroup.com

The Preferred Group of Mutual Funds ("The Preferred Group") is an open-end, diversified series investment company offering ten portfolios ("funds") with different investment objectives and strategies. Shares of the funds are offered without a sales charge at net asset value.

This Prospectus concisely describes the information that investors should know before investing in the Preferred Mid Cap Growth Fund and the Preferred International Growth Fund. Please read this Prospectus carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

RISK/RETURN SUMMARIES..........................................................3
   PREFERRED MID CAP GROWTH FUND...............................................3
   PREFERRED INTERNATIONAL GROWTH FUND.........................................4
   Summary of Principal Risks..................................................5
SCHEDULE OF FUND EXPENSES......................................................8
GENERAL POLICIES AND RISK CONSIDERATIONS.......................................9
ABOUT THE PREFERRED GROUP.....................................................13
PORTFOLIO MANAGERS............................................................14
DETERMINATION OF NET ASSET VALUE AND PRICING..................................14
YOUR PREFERRED GROUP ACCOUNT..................................................15
   How to Open Your Account...................................................15
   How to Buy Shares..........................................................16
   Exchanging and Redeeming Shares............................................17
   Important Information About Your Account...................................18
   Additional Shareholder Services............................................20
   Distributions..............................................................21
   Choosing a Distribution Option.............................................21
   Taxes......................................................................22
OFFICERS AND TRUSTEES.........................................................23

RISK/RETURN SUMMARIES


The following are risk/return summaries of key information about two of the funds in The Preferred Group of Mutual Funds. Each summary describes the fund's objectives, principal investment strategies and principal risks. More detailed descriptions of the funds, including these and other principal risks associated with investing in the funds, can be found elsewhere in this Prospectus. Please be sure to read this additional information before you invest.

Important things for you to note:

o    You may lose money by investing in the funds.

o An investment in the funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PREFERRED MID CAP GROWTH FUND

Objective: The Preferred Mid Cap Growth Fund seeks long-term capital appreciation by investing primarily in U.S. companies with medium market capitalizations believed to have strong earnings growth potential.

Principal Investment Strategies:
Under normal market conditions, the fund invests at least 65% of its assets in common stocks and other equity securities (including preferred stocks and securities convertible to common or preferred stocks) of U.S. companies with medium market capitalizations that the fund's subadviser, Turner Investment Partners, Inc., believes have strong earnings growth potential. The fund currently treats as medium capitalization companies those companies with equity capitalizations between $1 billion and $10 billion.

The fund invests in securities of companies across diverse economic sectors, and attempts to maintain sector concentrations that approximate those of the Russell Midcap Growth Index. To the extent that certain sectors, such as technology and consumer services, from time to time constitute a significant portion of the Russell Midcap Growth Index, they may also constitute a significant portion of the fund. Portfolio exposure is generally limited to 5% in any single issue, subject to exceptions for certain securities that are heavily weighted in the Russell Midcap Growth Index.


Risks: You could lose money on your investment in the fund, or the fund could underperform other investments due to the following principal risks:

o    Management risk

o    Market risk

o    Smaller and mid-size company risk

o    Credit risk

o    Currency risk

o    Derivatives risk

o    Foreign risk

o    Leveraging risk

o    Liquidity risk


For a description of the principal risks of the fund, see "Summary of Principal Risks."



Performance Information
The Preferred Mid Cap Growth Fund commenced operations on April 1, 2001. Since the fund does not have a full calendar year of performance, performance results have not been provided.

The fund will compare its performance to that of the Russell Midcap Growth Index. The Russell Midcap Growth Index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values that are also included in the Russell Midcap Index (i.e. the 800 smallest companies out of the 1,000 largest U.S. companies).

PREFERRED INTERNATIONAL GROWTH FUND
Objective: The Preferred International Growth Fund seeks its objective of long-term capital appreciation by investing primarily in common stocks of non-U.S. companies believed to offer the potential for capital appreciation.

Principal Investment Strategies:
Under normal market conditions, the fund invests at least 65% of its assets in equity securities that trade in markets other than the United States and are believed to offer the potential for capital appreciation. These securities generally are issued by companies:

o    that are domiciled in countries other than the United States, or

o that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund invests in the securities of companies located in at least three countries outside of the United States. The fund expects to invest a substantial portion of its assets in the securities of issuers located in Australia, Canada, Japan, New Zealand and the developed countries of Western Europe.

In choosing investments for the fund, the fund's subadviser, Marvin & Palmer Associates, Inc., evaluates whether a particular country's securities markets have higher-than-average potential for capital appreciation. The subadviser then seeks out companies with strong fundamental characteristics, including solid management, sound balance sheets and the potential for positive earnings growth.

Investments are expected to be made primarily in developed markets and larger capitalization companies. However, the fund also has the ability to invest in emerging markets and smaller capitalization companies.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying non-U.S. securities, such as American Depository Receipts. The fund also may engage in transactions and make investments designed to hedge the effects of currency fluctuations on non-U.S. securities.

Risks: You could lose money on your investment in the fund, or the fund could underperform other investments due to the following principal risks:

o    Management risk

o    Foreign risk

o    Currency risk

o    Market risk

o    Smaller and mid-size company risk

o    Credit risk

o    Derivatives risk

o    Leveraging risk

o    Liquidity risk

For a description of the principal risks of the fund, see "Summary of Principal Risks."

Performance Information
The Preferred International Growth Fund commenced operations on April 1, 2001. Since the fund does not have a full calendar year of performance, performance results have not been provided.

The fund will compare its performance to that of the MSCI Europe, Australasia and Far East Index (EAFE). This index contains over 1,000 stocks from 20 different countries with Japan, the United Kingdom, France and Germany being the most heavily weighted.



Summary of Principal Risks
===========================================================================
Many factors can affect the value of your investment in a Preferred Group fund. This summary covers the principal risks that may affect a fund's value. Unless otherwise noted below, both funds are subject to each of the following principal risks.

CREDIT RISK
This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to an over-the-counter transaction (including repurchase agreements and derivatives contracts), will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Foreign investments are also subject to increased credit risk because of the difficulties of requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default. Each of the funds is affected by credit risk.

CURRENCY RISK
This is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of a fund, and in particular, the International Growth Fund, because they invest in securities denominated in, and receiving revenues in, foreign currencies.

DERIVATIVES RISK
Derivatives are financial contracts in which value depends on, or is derived from, the value of an underlying asset, reference rate, or index. Derivatives are sometimes used as part of a strategy designed to reduce (hedge) other risks. Generally, however, derivatives are used to earn income, enhance yield and increase diversification, all of which entail greater risk than if used solely for hedging purposes.

In addition to risks such as the credit risk of the counterparty, derivatives involve the risk of mistakes in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates or indices. A fund's use of derivatives may also increase the amount of taxes payable by shareholders. Each of the funds is subject to this risk.

FOREIGN RISK
Each of the funds, and in particular the International Growth Fund, is subject to foreign risk. Foreign securities may exhibit more extreme changes in value than securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies usually are not subject to the same degree of regulation as U.S. companies.

Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment.

Investments in emerging market countries are likely to involve significant risks. These countries are generally more likely to experience political and economic instability. The International Growth Fund in particular is subject to the risk of investing in emerging market issuers.

LEVERAGING RISK
When a fund is borrowing money or otherwise leveraging its portfolio, the value of an investment in that fund will be more volatile and all other risks will tend to be compounded. Funds take on leveraging risk when they borrow money to meet redemption requests, invest collateral from securities loans or use reverse repurchase agreements, forward commitments, inverse floating rate investments or derivatives. Each fund is subject to this risk.

LIQUIDITY RISK
Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a fund from selling investments at an advantageous price. Derivatives and securities involving substantial interest rate and credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase when a fund invests in debt securities whose sale may be restricted by law or by contract. Each fund is subject to this risk.

MANAGEMENT RISK
Caterpillar Investment Management Ltd. and the subadvisers to The Preferred Group apply their investment techniques and risk analyses in making investment decisions for the funds, but there can be no guarantee that their decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or a fund may not use them, possibly even under market conditions where their use would have benefited the fund. Because they are actively managed, all Preferred funds are subject to management risk.

MARKET RISK
Each of the funds is subject to market risk, which is the general risk of unfavorable changes in the market value of a fund's portfolio securities. Those funds that invest in equity securities are exposed to the risk of changes in the value of equity securities. Those risks include the risks of broader market declines as well as more specific risks affecting the issuers, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.

Another aspect of market risk affecting each of the funds is interest rate risk. As interest rates rise, your investment in a fund is likely to be worth less because its income producing equity or debt investments are likely to be worth less. Interest rate risk is generally greater for funds that invest in debt securities with longer maturities. This risk is usually compounded for funds that invest significantly in mortgage-backed or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable--when interest rates are rising.

SMALLER AND MID-SIZE COMPANY RISK
Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small or mid-size market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The share price of a fund investing in stocks of companies with small market capitalizations may be more volatile than that of a fund investing in stocks of larger, more established companies. The International Growth Fund, and the Mid Cap Growth Fund in particular, have exposure to this risk.

SCHEDULE OF FUND EXPENSES



Shareholder Transaction Expenses (All Funds)
============================================================================
     Maximum sales load imposed on purchases                           NONE

     Maximum sales load imposed on reinvested dividends                NONE

     Exchange fees                                                     NONE

     Maximum contingent deferred sales charge                          NONE

     Redemption fees                                                   NONE*




Annual Fund Operating Expenses
(As a percentage of average net assets)


------------------------------------------------------------------------------------------
Fund                     Management Fees      Other Expenses**    Total Operating Expenses
------------------------------------------------------------------------------------------
Mid Cap Growth           1.00%                0.65 %              1.65%
------------------------------------------------------------------------------------------
International Growth     1.05%                0.68 %              1.73%
------------------------------------------------------------------------------------------

*    The Preferred Group's bank charges a $10 fee for wire redemptions, minimum
     $100, subject to change without notice.

** "Other Expenses" are based on estimated amounts for the current fiscal year.


The purpose of the preceding table is to assist in understanding the various costs and expenses of The Preferred Group that are paid by shareholders.


EXAMPLE: This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------
Fund                  1 Year       3 Years         5 Years        10 Years
--------------------------------------------------------------------------
Mid Cap Growth          $168          $520            $897          $1,955
--------------------------------------------------------------------------
International Growth     176           545             939           2,041
--------------------------------------------------------------------------

NOTE: The figures shown in the example above are hypothetical. They are not representations of past or future performance or expenses; actual performance and/or expenses may be greater or less than shown.

GENERAL POLICIES AND RISK CONSIDERATIONS


Portfolio Turnover
===========================================================================
Portfolio turnover is not a limiting factor in investment decisions for any of the funds. High portfolio turnover (generally portfolio turnover rates over 100%) involves higher brokerage commissions and other transaction costs on the sale of securities and reinvestment in other securities that are borne directly by the funds and may increase the amount of taxes payable by shareholders, thereby lowering the fund's after-tax return to shareholders. Each fund may have high portfolio turnover.


Money Market Instruments
============================================================================
For temporary defensive purposes, each of the funds may invest all or a portion of its assets in the kinds of money market instruments described below. However, determinations of the quality of unrated securities may be made by each fund's subadviser.

1. Short-term U.S. Government securities.

2. Certificates of deposit, bankers' acceptances and other bank obligations rated in the two highest rating categories by at least two major rating agencies or, if rated by only one major agency, in that agency's two highest grades, or unrated but determined to be comparable by Caterpillar Investment Management Ltd. or the fund's subadviser. Bank obligations must be those of a bank that has deposits in excess of $2 billion or that is a member of the Federal Deposit Insurance Corporation. The fund may invest in obligations of U.S. branches or subsidiaries of foreign banks ("Yankeedollar obligations") or foreign branches of U.S. banks ("Eurodollar obligations").

3. Commercial paper rated in the two highest rating categories by at least two major rating agencies or, if rated by only one major agency, in that agency's two highest grades or, if not rated, of comparable quality as determined by the subadviser to the fund according to procedures approved by The Preferred Group's trustees.

4. Corporate obligations with an initial maturity of over 397 days but a remaining maturity of 397 days or less whose issuers have outstanding short-term debt obligations rated in the highest rating category by at least two major rating agencies or, if rated by only one major agency, in that agency's highest grade.

5. Repurchase agreements with domestic commercial banks or registered broker-dealers.



Options and Futures Transactions; Foreign Currency Transactions
============================================================================
Each fund may engage in a variety of transactions involving options and futures contracts, which are commonly known as "derivative securities," for hedging, dividend accruals and portfolio allocation purposes.

In order to hedge against possible variations in foreign exchange rates pending the settlement of securities transactions, each of the funds may buy or sell foreign currencies or may deal in forward foreign currency contracts; that is, agree to buy or sell a specified currency at a specified price and future date. These funds may also invest in currency futures contracts and related options. If a fall in exchange rates for a particular currency is anticipated, a fund may, as a hedge, sell a currency futures contract or a related call option or purchase a related put option. If it is anticipated that exchange rates for a particular currency will rise, a fund may purchase a currency futures contract or a related call option or sell (write) a related put option to protect against an increase in the price of securities denominated in the currency the fund intends to purchase.

These transactions may cause the fund (and, on distribution, its shareholders) to recognize ordinary income or loss as a result of currency fluctuations. In addition, the fund's hedging activities (including transactions in foreign currencies and foreign currency-denominated debt transactions) may cause its book income to differ from its taxable income. If book income exceeds taxable income, the distribution of such excess may be treated in part as a return of capital and in part as capital gain for tax purposes. If book income is less than taxable income, the fund may be required to make distributions exceeding book income to qualify as a "regulated investment company" for federal tax purposes.


These futures contracts and related options are used only as a hedge against anticipated currency rate changes, and all options on currency futures written by the funds are covered. These practices, however, may present risks different from or in addition to the risks associated with investments in foreign currencies.


Risk Factors of Foreign Investments
============================================================================
The Mid Cap Growth Fund may invest without limit in securities of foreign issuers that are traded in domestic securities markets and may invest up to 10% of its assets in securities traded principally in securities markets outside the United States. (Eurodollar certificates of deposit are excluded from these limitations.)

These investments, as well as investments of the International Growth Fund in securities of foreign issuers and securities principally traded abroad, may involve certain special risks due to foreign economic, political and legal developments. These developments may include unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.


The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets, and certain foreign securities markets may be subject to less governmental supervision than in the United States. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded abroad.


The International Growth Fund may also invest in countries whose economies or securities markets are not highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include greater political uncertainty, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for these securities, and delays and disruptions in securities settlement procedures.


Loans of Portfolio Securities
============================================================================

Each fund may lend its portfolio securities to counterparties under contracts calling for collateral equal to at least the market value of the securities loaned. Each fund would continue to benefit from interest on the securities loaned and would also receive either interest, through investment of any cash collateral by the fund in permissible investments, or a fee. Securities lending involves leverage risk due to the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails financially.


Short Sales
===========================================================================
Each fund may from time to time make short sales involving securities held in the fund's portfolio or which the fund has the right to acquire without further payment.


Forward Commitments
============================================================================
Each of the funds may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time ("forward commitments"). The International Growth Fund, in particular, may invest in forward foreign currency contracts.

Each fund may also enter into forward commitments to sell securities. The funds may simultaneously be obligated to forward commitment purchase and sale contracts and may sell a portfolio security or enter into a forward commitment sale contract (a "dollar-roll transaction") that is coupled with an agreement by the fund (including a forward commitment) to purchase a similar, but not identical, security at a later date. Forward commitments involve a risk of loss if the value of the securities declines before the settlement date. This risk is in addition to the risk that the value of the fund's other assets may decline. No income accrues to the purchaser of these securities before delivery.


Repurchase Agreements
============================================================================

Each of the funds may enter into repurchase agreements with banks and broker-dealers. Under a repurchase agreement, a fund acquires a security (usually an obligation of the U.S. Government) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is greater than the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. These transactions give the fund an opportunity to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the fund to expenses, delays and risks of loss.



Mortgage-Backed Securities and Asset-Backed Securities
===========================================================================
Each of the funds may invest in mortgage-backed securities, collateralized mortgage obligations ("CMOs") and asset-backed securities. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. Because of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates.

Prepayments are important because they affect the yield and price of the securities. During periods of declining interest rates, prepayments can be expected to accelerate, and a fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation is prepaid. As a result of these principal prepayment features, mortgage-backed securities that are U.S. Government securities are generally more volatile investments than other U.S. Government securities. Also, although the values of mortgage-backed securities generally fall when interest rates rise, their potential for capital appreciation when interest rates are falling is limited because of the prepayment feature.


CMOs, which are commonly considered to be "derivatives," are securities backed by a portfolio of mortgages or mortgage-backed securities held under an indenture agreement. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest and/or principal on the underlying collateral. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If there are enough early prepayments on these mortgages, the class or series of CMOs first to mature generally would be retired prior to its maturity. Therefore, the early retirement of a particular class or series of a CMO held by a fund has the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.


Commercial mortgage-related securities are generally structured similarly to pass-through securities or CMOs, although other structures are possible. They may pay fixed or adjustable rates of interest. Commercial mortgage-related securities are issued in public or private transactions by a variety of public and private issuers.


The commercial mortgage loans that underlie commercial mortgage-related securities have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure. Commercial properties tend to be unique and are more difficult to value than single family residential properties. Commercial mortgage loans also tend to have shorter maturities than residential mortgage loans. They also may not be fully amortizing, which means that they may have a significant principal balance, or "balloon" payment, due on maturity. Assets underlying commercial mortgage-related securities may relate only to a few properties or a single property. The risk involved in single property financings is highly concentrated.


Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited, and asset-backed securities are subject to prepayment risks similar to those described above for mortgage-backed securities.




Illiquid Securities
============================================================================
Each fund may purchase "illiquid securities." This includes securities whose disposition is restricted by the securities laws, so long as no more than a fixed percentage of that fund's net assets (determined by the SEC to be 15% as of the date of this Prospectus) would be invested in these illiquid securities. There may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or if the financial condition of the issuer deteriorates.

A fund could find it more difficult to sell these securities when CIML or the subadviser believes it advisable to do so or may be able to sell these securities only at prices lower than if the securities were not subject to restrictions on disposition. At times, it may also be more difficult to determine the fair value of these securities in computing a fund's net asset value. Illiquid securities include repurchase agreements maturing in more than seven days, certain IO/PO Strips, over-the-counter options and assets used to "cover" over-the-counter options written by a fund (to the extent described under "Options and Futures Transactions-- OTC Options" in the Statement of Additional Information).

Certain securities whose disposition is restricted by the securities laws, such as securities eligible for resale to qualified institutions under Rule 144A and privately-placed commercial paper, may be determined by CIML or the subadviser to be liquid (and so not subject to the 15% limitations) under procedures approved by the Preferred Group's trustees. It is possible that, despite this determination, there may be relatively few potential purchasers for these securities and they may therefore be subject to the risks described above.


Alternative Strategies
============================================================================
At times, a portfolio manager may judge that market conditions make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. The portfolio manager then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. Although a portfolio manager has the flexibility to use these strategies, he or she may choose not to for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities and may prevent the fund from achieving its goal.


Investment Objectives
============================================================================
Unless otherwise indicated, the investment policies and objectives of the funds may be changed without shareholder approval.



ABOUT THE PREFERRED GROUP

Management of The Preferred Group
============================================================================
The Preferred Group is managed by Caterpillar Investment Management Ltd. ("CIML"), which provides investment advisory and portfolio management services for The Preferred Group. CIML also provides executive and other personnel for management of The Preferred Group. Pursuant to The Preferred Group's Agreement and Declaration of Trust, the Trustees supervise the affairs of The Preferred Group as conducted by CIML.


Caterpillar Investment Management Ltd.
============================================================================
CIML is a Delaware corporation formed on December 18, 1991. Its principal place of business is 411 Hamilton Boulevard, Suite 1200, Peoria, Illinois 61602-1104. CIML is a wholly-owned subsidiary of Caterpillar Inc., an international manufacturer of machinery and engines and provider of financial products. In addition to managing the funds, CIML serves as an investment adviser to the Caterpillar Investment Management Ltd. Tax Exempt Group Trust (the "Group Trust"). CIML has advised the funds since inception and has experience managing portfolios of the Group Trust that are similar to certain of the funds.

For investment advisory services, each fund pays a management fee to CIML, as follows:

-------------------------------------------------------
Mid Cap Growth                                    1.00%
-------------------------------------------------------
International Growth                              1.05%
-------------------------------------------------------

In turn, CIML pays a portion of the fee it receives from each fund to the subadviser of that fund for its services.


The Subadvisers
============================================================================
To assist it in carrying out its responsibility, CIML has retained various subadvisers to provide advisory services to the funds under the supervision of CIML and The Preferred Group's trustees.

TURNER, located at 1235 Westlakes Dr., Suite 350, Berwyn, Pennsylvania 19312, provides investment advice to mutual funds and other entities. Robert Turner is the majority shareholder of Turner. As of September 30, 2000, Turner had approximately $12 billion in assets under management.

MARVIN & PALMER, a privately held company located at 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801-1165, is engaged in the management of global, non-United States, domestic and emerging markets equity portfolios, principally for institutional accounts. As of September 30, 2000, Marvin & Palmer had approximately $10.2 billion in assets under management.



PORTFOLIO MANAGERS

Preferred Mid Cap Growth Fund
===============================================================
SUBADVISER: Turner Investment Partners, Inc. ("Turner")

PORTFOLIO MANAGER: Christopher K. McHugh leads an investment committee

TITLE: Senior Portfolio Manager/Security Analyst, Turner

LAST FIVE YEARS EXPERIENCE: Portfolio Manager at Turner. Christopher has managed the Preferred Mid Cap Growth Fund since its inception on April 1, 2001.

EDUCATION: B.S.--Philadelphia College of Textiles and Science; M.B.A.--St. Joseph's University


Preferred International Growth Fund
===============================================================
SUBADVISER: Marvin & Palmer Associates, Inc. ("Marvin & Palmer")

PORTFOLIO MANAGER: David F. Marvin leads an investment committee

TITLE: Chairman, Chief Executive Officer, Director and Portfolio Manager, Marvin & Palmer

LAST FIVE YEARS EXPERIENCE: Portfolio Manager at Marvin & Palmer. David has managed the Preferred International Growth Fund since its inception on April 1, 2001.

EDUCATION: B.S.--University of Illinois; M.B.A.--Northwestern University




DETERMINATION OF NET ASSET VALUE AND PRICING

Net Asset Value
============================================================================
Net asset value per share (NAV), or share price, for each fund is normally determined on each day the New York Stock Exchange is open as of the close of regular trading on the Exchange (generally 4:00 p.m. Eastern time). Fund share prices can be found daily in most major newspapers' mutual fund listings under the heading "Preferred Group."


Purchase Share Price
============================================================================
If your request is received on a regular business day before 4:00 p.m. (Eastern time) in good order, your shares will be priced at that day's net asset value. Requests received after 4:00 p.m. (Eastern time) will be priced at the next day's net asset value. Requests to purchase shares on other than a regular business day will be priced at the net asset value determined on the next regular business day.


Redemption Share Price
============================================================================
If your redemption request is received prior to 4:00 p.m. (Eastern time) in good order on a regular business day, your shares will be priced at that day's net asset value. Redemption proceeds will normally be sent on the following business day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed on the business day following receipt.


Exchange Share Price
============================================================================

Exchanges are priced in the same manner as purchases and redemptions.



Determination of NAV
============================================================================
Each fund's share price is calculated by dividing the total value of each fund's assets, minus liabilities, by the total number of outstanding shares. Portfolio securities, options and futures contracts for which market quotations are readily available are valued at market value. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith following procedures approved by the Trustees. If a fund holds securities that are primarily listed on foreign exchanges that trade on days when the Exchange is not open, the net asset value of the fund's shares may be subject to change on days when shareholders will not be able to purchase or redeem the fund's shares.


General
============================================================================

Please note that The Preferred Group does not accept requests which specify a particular date for purchases or redemptions, or which specify any special conditions. We will notify you if your request cannot be accepted and provide additional instructions.



YOUR PREFERRED GROUP ACCOUNT


How to Open Your Account
============================================================================

To open a new account, simply complete and return the New Account Registration Form included with this Prospectus and mail it with your check or money order. We must have your correct Social Security or corporate tax identification number and your signature. In order to open an account, you must meet the minimum investment requirements described below.


A completed and signed application is required for each new account you open. Redemptions are not permitted until your completed application is on file.

Purchase orders received by The Preferred Group by 4:00 p.m. (Eastern time) on any regular business day are processed at the net asset value next determined, generally that day's net asset value. There are no sales commissions or 12b-1 fees.

All shareholders receive individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of shares, including the total number of shares owned as of the confirmation date.

If you have questions about the funds or require additional assistance with the New Account Registration Form, please call Investor Services at 1-800-662-4769. We are happy to assist you.

The following account procedures may not be pertinent to institutional or employer-sponsored retirement plan accounts. Please call 1-800-662-2465 for information regarding such accounts.


How to Buy Shares
============================================================================
You can purchase shares of any fund by using one of the four methods described on the following pages.

For new accounts, please mail us your New Account Registration Form and check in the return envelope provided. For additional investments, please write your account number on your check and use the remittance form attached to your confirmation statement. Mail your check in the return envelope provided. All checks should be made payable to "The Preferred Group (name of fund)." The Preferred Group does not accept third-party checks or starter checks. Please mail all purchase requests to one of the following addresses:

REGULAR MAIL:
  The Preferred Group
  P.O. Box 8320
  Boston, MA 02266-8320

REGISTERED, EXPRESS OR CERTIFIED MAIL:
  The Preferred Group
  2 Heritage Drive
  N. Quincy, MA 02171

The Preferred Group reserves the right to accept or reject any order for the purchase of fund shares.

--------------------------------------------------------------------------------
Method         Initial Investment Minimum          Additional Investment Minimum
--------------------------------------------------------------------------------
BY MAIL        $1,000 - Regular Account            $50 for all Accounts
--------------------------------------------------------------------------------
               $250 - IRAs & Uniform
               Gifts/Transfers to Minors Accounts
--------------------------------------------------------------------------------
               $150 - Quarterly Systematic
               Savings Plan
--------------------------------------------------------------------------------
               $50 - Monthly Systematic Savings
               Plan
--------------------------------------------------------------------------------

For all choices below, please call 1-800-662-4769
--------------------------------------------------------------------------------
Method                Initial Investment Minimum  Additional Investments Minimum
--------------------------------------------------------------------------------
BY EXCHANGE           $1,000                      $50
(from another fund)
--------------------------------------------------------------------------------

The new account will have the same registration as the account from which you are exchanging. For more information about exchanges, see "Exchanging and Redeeming Shares."


--------------------------------------------------------------------------------
Method                Initial Investment Minimum  Additional Investments Minimum
--------------------------------------------------------------------------------
BY WIRE               $1,000                      $1,000
--------------------------------------------------------------------------------

Federal funds should be wired to: State Street Bank & Trust Company, Custody and Shareholder Services Division, Boston, MA 02110, ABA No. 011000028, DDA:
9904-636-9, The Preferred Group, your name and your Fund/Account Number.


--------------------------------------------------------------------------------
Method               Initial Investment Minimum   Additional Investments Minimum
--------------------------------------------------------------------------------
BY MONEY EXPRESS     Not Available                $50
(Electronic Funds
Transfer Option)
--------------------------------------------------------------------------------
This service may be used only if you authorize it on your account application. The maximum transfer amount is $50,000.



Exchanging and Redeeming Shares
================================================================================

Shares may be exchanged on the basis of their net asset values beginning 10 days after purchase on any day the New York Stock Exchange is open. There are currently no exchange or redemption fees or charges. You may redeem all or a portion of your shares.

Please note that an exchange is treated as a redemption and a subsequent purchase. Therefore, you could realize a taxable gain or loss on your transaction.

The Preferred Group reserves the right to modify or terminate the exchange privilege at any time.

The Preferred Group's exchange service is not intended to encourage shareholder speculation on short-term movements in the market. Each fund reserves the right to restrict exchanges to one purchase and one redemption of shares in the same fund during any 120-day period. The exchange privilege may not be exercised for shares of any fund which are not qualified or exempt under the securities laws of the state in which the shareholder resides.

The redemption of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays or, if permitted by the rules of the SEC, when trading on the Exchange is restricted or during an emergency which makes it impracticable for the funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the SEC for the protection of investors.

Redemption proceeds are normally paid in cash. However, if you redeem more than $250,000, or 1% of a fund's net assets, in any 90-day period, the fund may, at its discretion, pay the difference between the redemption amount and the lesser of those two figures with securities of the fund. If redemptions are made in securities rather than cash, the securities are valued using the procedures described under "Determination of Net Asset Value and Pricing."

The Preferred Group will normally send you payment for your shares the following business day after your request is received in proper form by the Transfer Agent. However, the transmission of your proceeds may be delayed for up to seven days after your request is received. The mailing of proceeds on redemption requests involving any shares purchased by personal, corporate or government check, or bank-fund transfers is generally subject to a 10-day delay to allow the check or transfer to clear. The clearing period does not apply to purchases made by wire, Systematic Savings Plan, or cashier's, treasurer's or certified checks. Redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent.


How to Redeem or Exchange Shares
-------------------------------------------------------------------------------------------------------------
METHOD           INSTRUCTIONS
-------------------------------------------------------------------------------------------------------------
BY MAIL          To redeem or exchange shares in writing, send an instruction letter signed by all registered owners, including fiduciary titles, specifying the name on the account and the account number, the fund name and the number of shares or dollar amount you want to exchange or redeem. For exchanges, mail to the attention of the fund you are exchanging from and specify the fund you are exchanging to. We require the signature of all owners exactly as registered. For redemptions over $50,000, we require a signature guarantee.
-------------------------------------------------------------------------------------------------------------

                             REGULAR MAIL:              REGISTERED, EXPRESS OR CERTIFIED MAIL:
                             The Preferred Group        The Preferred Group
                             P.O. Box 8320              2 Heritage Drive
                             Boston, MA 02266-8320      N. Quincy, MA 02171
-------------------------------------------------------------------------------------------------------------
                 CORPORATIONS, PARTNERSHIPS OR ASSOCIATIONS. The letter of instruction must be accompanied by a resolution. The letter must be signed by at least one individual authorized by resolution to act on the account. The resolution must include a signature guarantee.
-------------------------------------------------------------------------------------------------------------
                 TRUSTS. The letter of instruction must be signed by the Trustee(s) with a signature guarantee.
-------------------------------------------------------------------------------------------------------------


FOR ALL OPTIONS BELOW, CALL INVESTOR SERVICES AT 1-800-662-4769
-------------------------------------------------------------------------------------------------------------
BY PHONE          If you have authorized Preferred Tele-Services on your account application, exchanges or redemptions can be made between 8:00 a.m. (Eastern time) and the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time).

                  Redemption proceeds can be mailed, wired to your bank or sent by electronic funds transfer.
                  The Preferred Group's bank charges a $10 fee for wire redemptions, minimum $100, subject to change without notice. Your bank may also charge you for receiving wires.
-------------------------------------------------------------------------------------------------------------
BY MONEY          If you have authorized the Preferred Money Express feature on your account application,
                  EXPRESS you may redeem by electronic funds transfer. The maximum redemption amount is $50,000.
-------------------------------------------------------------------------------------------------------------
BY WIRE           If you have authorized the Wire Transfer feature on your account application, you may have your redemption proceeds wired to your bank on the next business day after the redemption is processed. The Preferred Group's bank charges a $10 fee for wire redemptions, minimum $100, subject to change without notice. Your bank may also charge you for receiving wires.
-------------------------------------------------------------------------------------------------------------


NOTE: If you want to keep your account open, please maintain a balance of at least $1,000. If you have questions, please call Investor Services at 1-800-662-4769.


Important Information About Your Account
============================================================================
ACCOUNT BALANCES

The Preferred Group reserves the right to redeem shares in any account which drops below the minimum initial investment amount of $1,000 due to shareholder redemptions. You are allowed 60 days to make an additional investment before the account is liquidated. The minimum does not apply to IRAs or other retirement accounts, Uniform Gifts/Transfers to Minors Act accounts, or Systematic Savings accounts.

INTERMEDIARIES
If you purchase or redeem Preferred Group shares through a registered broker-dealer, a bank, an investment adviser, or other third party, those entities may charge you a service fee.

NON-U.S. BANK CHECKS
All deposit checks must be drawn on U.S. chartered banks. Checks drawn on foreign banks must be converted to U.S. dollars; in the case of smaller investments, the fee for conversion may be disproportionately high in relation to the value of the investment.

PURCHASES BY CHECK
Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a nonmember bank may take up to 10 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are received in proper order, even though the check may not yet have been converted into federal funds. The Preferred Group does not accept third-party checks or starter checks.

SHARE CERTIFICATES
When you open your account, you will receive a confirmation indicating your name and account number, which will be evidence that you have opened a Preferred Group account. No share certificates will normally be issued.

CHANGING SERVICE OPTIONS
If you wish to authorize or change certain service options after your account is opened, please call Investor Services at 1-800-662-4769 to request a Service Options Change Form, and follow the instructions on the form. You can also download a PDF version of the Service Option Change Form and other forms from our web site at www.PreferredGroup.com. Please note that authorizing or changing certain service options after your account is opened requires a signature guarantee.

SIGNATURE GUARANTEES
A signature guarantee verifies the authenticity of your signature and is sometimes required for our mutual protection. When a signature guarantee is required, you should have "Signature Guaranteed" stamped under your signature and guaranteed at a commercial bank (FDIC member), trust company, firm that is a member of a domestic stock exchange, foreign branches of any of the above and certain other financial institutions.

You will generally need a signature guarantee to:

1.   Authorize or change certain services after your account is opened;

2.   Transfer shares to another owner;

3.   Redeem over $50,000 by written request;

4. Redeem or exchange shares when someone who is not a registered owner of the account will receive the proceeds;

5.   Send proceeds to an address other than the account address;

6. Send proceeds to an account address which has been changed within 30 days of the redemption request;

     and

7.   Pay the proceeds to a corporation, partnership, trust or fiduciary.

TELEPHONE EXCHANGE AND REDEMPTION
The Preferred Group may accept telephone redemption or exchange instructions from any person with respect to accounts of shareholders who elect this service. The Preferred Group employs reasonable procedures to verify that telephone requests for redemptions and exchanges are genuine, such as requiring a form of personal identification prior to acting on telephone instructions, recording telephone instructions and sending written confirmations of the resulting transactions to shareholders.

The Preferred Group reserves the right to terminate or modify the telephone exchange or telephone redemption service at any time. During times of severe disruption in the securities markets, the volume of calls may make it difficult to exchange or redeem shares by telephone, in which case a shareholder may wish to send a written request for exchange or redemption as described under "Exchanging and Redeeming Shares--By Mail."


Additional Shareholder Services
================================================================================



PREFERRED MONEY EXPRESS
(ELECTRONIC FUNDS TRANSFER OPTION)
This plan allows you to buy or sell shares by transferring money between your fund account and your account at a bank, savings and loan association or credit union that is a member of the ACH (Automated Clearing House) system. Preferred Money Express eliminates the expense of wiring funds and the delay of mailing a check. You need to sign up for Preferred Money Express on your account application to use this service.

PREFERRED TELE-SERVICES LINE
You may reach The Preferred Group by calling Preferred Tele-Services at 1-800-662-4769, 24-hours a day. Between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) you will reach an Investor Services Representative. If you are calling after 6:00 p.m. (Eastern time) on a Touch-Tone(R) phone, you will receive instructions on how you can (1) listen to price and yield information and (2) obtain your share balance and account value. The Preferred Group records telephone transactions to verify data concerning these transactions.

SYSTEMATIC SAVINGS PLAN
This plan allows you to make monthly or quarterly investments automatically by authorizing us to move $50 or more on the same day each month (or $150 per quarter) from your checking account to any fund. You will be sent a confirmation statement for each transaction, and a debit will appear on your checking account statement. To change the amount of your systematic savings authorization or to terminate this service, please call Investor Services or write to the address printed on your account statement. Be sure to include your account number.

SYSTEMATIC WITHDRAWAL PLAN
This plan automatically redeems enough shares each month or quarter to provide you with a check, wire or electronic funds transfer to your checking account for a minimum amount of $50 monthly or $150 quarterly. You must maintain a $1,000 minimum account balance after your withdrawal.

TAX-QUALIFIED RETIREMENT PLANS
Tax-deferred individual retirement plans are available. Please call Investor Services for details and the appropriate forms for:

- INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). Any wage earner between 18 and 70 1/2 years of age can make contributions to an IRA up to the lesser of $2,000 or the amount of compensation included in gross income for the tax year. The deductible amount of the contribution may be reduced or eliminated if the wage earner actively participates in an employer-sponsored qualified retirement plan. For married individuals who file jointly, the annual contribution limit is $2,000 for each spouse, but the couple's aggregate contributions may not exceed the combined compensation of both spouses (reduced by contributions made to a "Roth IRA").

- ROTH IRAS. Single wage earners with an adjusted gross income of less than $95,000 (and married wage earners who file jointly and have an aggregate adjusted gross income of less than $150,000) can make non-deductible contributions to Roth IRAs of up to $2,000 per year less amounts contributed on behalf of these individuals to other IRAs. The $2,000 contribution limit is phased out for wage earners with adjusted gross incomes that exceed the above amounts. Qualifying distributions from a Roth IRA are tax-free, provided five years have passed since your first contribution to a Roth IRA.

- ROLLOVER IRAS. When a participant of a tax-favored retirement plan receives an eligible rollover distribution of assets, the assets may be "transferred" or "rolled over" to an IRA. Eligible rollover distributions that are not "directly transferred" to an IRA or other tax-favored retirement plan are subject to a 20% withholding tax. You can also transfer or roll over an existing IRA to a Preferred Group IRA.

- SEP-IRAS. Simplified Employee Pension Plans are arrangements under which employers may contribute directly to an employee's IRA.

In addition, The Preferred Group may be an appropriate investment for 403(b) plans, 401(k) plans and Keogh or corporate profit-sharing plans.


Distributions
============================================================================
OPTIONS
You can select the distribution option that best suits your needs. See "Choosing a Distribution Option" in this section.


GENERAL
Each of the funds declares and pays dividends at least annually. Each fund pays out as dividends substantially all of its net investment income (which comes from dividends and interest it receives from its investments) and net realized short-term capital gains. For these purposes and for federal income tax purposes, a portion of the premiums from certain expired call or put options written by a fund, net gains from certain closing purchase and sale transactions with respect to such options, and a portion of net gains from other options and other futures transactions are treated as short-term capital gain.

Each fund distributes substantially all of its net realized capital gains, if any, at least annually after giving effect to any available capital loss carry-over. Subject to applicable law, dividends and capital gains distributions may be declared more or less frequently at the discretion of the Trustees.


Choosing a Distribution Option
============================================================================

When completing your account application, you may select any one of the following distribution options. If you do not specify an option, all of your distributions are reinvested in additional shares of the relevant fund. If you choose to change your distribution election, you must notify Investor Services in writing. For your convenience, you may call 1-800-662-4769 to request a Service Options Change Form.

You can use this form to notify us when you wish to change your distribution election or to make certain other changes on your account. The address for Investor Services is The Preferred Group, P.O. Box 8320, Boston, MA 02266-8320.

REINVEST OPTION
All dividends and distributions of net realized capital gains are reinvested in additional shares. All distributions are reinvested as of the record date for the distribution and are paid on the payment date.

CASH DIVIDEND OPTION
All dividends are paid in cash (by check). All distributions of net realized capital gains are reinvested in additional fund shares as of the record date for the distribution and are paid on the payment date.

ALL CASH OPTION
All dividends and distributions of net realized capital gains are paid in cash (by check).

In addition, an option to invest your cash dividends and/or capital gains distributions of a Preferred Group fund in another Preferred Group fund is available. Please call Investor Services (1-800-662-4769) for more information. If it is determined that the U.S. Postal Service cannot properly deliver fund mailings to you, The Preferred Group will terminate your election to receive dividends and other distributions in cash, and will invest the undeliverable distributions in shares of the relevant fund. Your subsequent dividends and other distributions will be automatically reinvested in additional shares of the relevant fund until you notify The Preferred Group of your correct address and request in writing that the election to receive dividends and other distributions in cash be reinstated.


Taxes
============================================================================
Distributions of net investment income and short-term capital gains (that is, distributions of gains from investments held by the fund for one year or less) are taxable to the shareholder at ordinary income rates. Distributions of gains on investments held by the fund for more than one year are taxable to shareholders as capital gains (generally at a 20% rate for noncorporate shareholders), regardless of how long a shareholder may have owned shares in the fund.

Distributions are taxable as described above whether received in cash or in shares through the reinvestment of distributions.


Dividends derived from interest on certain U.S. Government securities may be exempt from state and local taxes, although interest on mortgage-backed U.S. Government securities may not be exempt.

A fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments to satisfy its distribution obligations.

Shareholders should consult their tax advisers concerning the possible application of state, local and foreign income tax laws to a fund's dividends and capital gains distributions.

The International Growth Fund's investments in foreign securities may be subject to foreign withholding taxes, which may decrease the International Growth Fund's yield on such securities. The International Growth Fund may make an election which allows shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns. As a result, the amounts of foreign income taxes paid by the International Growth Fund would be treated as additional income to International Growth Fund shareholders from non-U.S. sources and as foreign taxes paid by International Growth Fund shareholders for purposes of the foreign tax credit.

Only shareholders who hold fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date would be entitled to claim a foreign tax credit. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Investors should consult their tax advisers for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations.


Shareholders who are not U.S. citizens or which are foreign corporations may be subject to substantially different tax treatment on distributions.


Please see the Statement of Additional Information for more information about the tax aspects of investing in the funds.

BUYING A DIVIDEND
On the record date for a distribution, the fund's share value is reduced by the amount of the distribution. If you purchase shares just before the record date ("buying a dividend"), you pay the full price for the shares and then receive a portion of the purchase price back as a taxable distribution.



OFFICERS AND TRUSTEES
     Gary M. Anna          Trustee
     William F. Bahl       Trustee
     F. Lynn McPheeters    Trustee
     Dixie L. Mills        Trustee
     Kenneth J. Zika       Trustee
     David L. Bomberger    President
     Fred L. Kaufman       Vice President & Treasurer
     Sean X. McKessy       Clerk

INVESTMENT ADVISER
     Caterpillar Investment Management Ltd.
     411 Hamilton Boulevard, Suite 1200
     Peoria, Illinois 61602-1104

DISTRIBUTOR
     Caterpillar Securities Inc.
     411 Hamilton Boulevard, Suite 1200
     Peoria, Illinois 61602-1104

CUSTODIAN
     State Street Bank & Trust Co.
     P.O. Box 1713
     Boston, MA 02101

TRANSFER AGENT AND INVESTOR SERVICES
     Boston Financial Data Services, Inc.
     The BFDS Building
     Two Heritage Drive
     N. Quincy, MA 02171

LEGAL COUNSEL
     Ropes & Gray
     One International Place
     Boston, MA 02110-2624

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP
     160 Federal Street
     Boston, MA 02110

LOGO:
THE PREFERRED GROUP
OF MUTUAL FUNDS

For investors who want more information about Preferred Group funds, the following documents are available upon request.

Annual Reports
The annual and semiannual reports of The Preferred Group provide additional information about its investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that significantly affected the performance of Preferred Group funds during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains additional detailed information about The Preferred Group of Mutual Funds and is incorporated by reference into (and legally part of) this prospectus.

Investors can receive free copies of these materials, request other information about the funds and make shareholder inquiries by writing to: The Preferred Group, P.O. Box 8320, Boston, MA 02266-8320; or calling The Preferred Group at 1-800-662-4769.

Information about The Preferred Group (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about The Preferred Group are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



The Funds' Investment Company Act of 1940 file number is 811-06602.

                       THE PREFERRED GROUP OF MUTUAL FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


                                  April 1, 2001



This Statement of Additional Information relates to the Preferred Mid Cap Growth Fund and the Preferred International Growth Fund. This Statement of Additional Information is not a prospectus, relates to the Prospectus dated April 1, 2001, as supplemented from time to time, and should be read in conjunction therewith. A copy of the Prospectus and the annual and semi-annual reports of The Preferred Group may be obtained without charge from The Preferred Group of Mutual Funds, P.O. Box 8320, Boston, MA 02266-8320 or by calling 1-800-662-4769.


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                                TABLE OF CONTENTS


                                                                            Page

DEFINITIONS....................................................................3
INVESTMENT RESTRICTIONS........................................................3
OPTIONS AND FUTURES TRANSACTIONS...............................................5
MISCELLANEOUS INVESTMENT PRACTICES............................................13
EXCHANGE PRIVILEGE............................................................16
HOW TO BUY....................................................................16
HOW TO REDEEM.................................................................17
HOW NET ASSET VALUE IS DETERMINED.............................................17
CALCULATION OF TOTAL RETURN...................................................18
PERFORMANCE COMPARISONS.......................................................19
PERFORMANCE DATA..............................................................19
TAXES.........................................................................20
MANAGEMENT OF THE TRUST.......................................................24
CODES OF ETHICS...............................................................31
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS..............................31
OTHER SERVICES................................................................31
PORTFOLIO TRANSACTIONS........................................................32
ORGANIZATION AND CAPITALIZATION OF THE TRUST..................................33
ADDITIONAL INFORMATION........................................................35
APPENDIX A....................................................................36
APPENDIX B....................................................................40


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DEFINITIONS

"Distributor"                 -   Caterpillar Securities Inc.

"Fund"                        -   either of the International Growth Fund or
                                  Mid Cap Growth Fund

"International Growth Fund"   -   Preferred International Growth Fund

"Manager"                     -   Caterpillar Investment Management Ltd.

"Mid Cap Growth Fund"         -   Preferred Mid Cap Growth Fund

"1940 Act"                    -   Investment Company Act of 1940

"Subadviser"                  -   subadviser of International Growth Fund or
                                  Mid Cap Growth Fund

"Trust"                       -   The Preferred Group of Mutual Funds


INVESTMENT RESTRICTIONS

     Without a vote of the majority of the outstanding voting securities of a Fund, the Trust will not take any of the following actions with respect to such
Fund:

          (1) Issue senior securities or borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased. For purposes of this restriction, the purchase or sale of securities on a "when-issued" or delayed delivery basis, the purchase and sale of futures contracts, the entry into forward contracts and short sales and collateral arrangements with respect to any of the foregoing, to the extent consistent with pronouncements of the Securities and Exchange Commission, are not deemed to be the issuance of a senior security.

          (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) in connection with borrowings permitted by Restriction 1 above.

          (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by a Fund of initial or variation margin in connection with futures

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         contracts or related options transactions is not considered the purchase of a security on margin.)

          (4) Make short sales of securities or maintain a short position for the account of a Fund unless at all times when a short position is open such Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

          (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

          (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.


          (7) Purchase or sell commodities or commodity contracts except that the Funds may purchase and sell futures contracts and related options.


          (8) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 33 1/3% of its total assets.


          (9) With respect to 75% of the total assets of each of the Funds, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities or repurchase agreements relating thereto.


     In addition, without the approval of a majority of the outstanding voting securities of the relevant Fund, no Fund will purchase securities the disposition of which is restricted under federal securities laws if, as a result, such investments would exceed 15% of the value of the net assets of such Fund, excluding restricted securities that have been determined by the Trustees of the Trust (or the person designated by them to make such determinations) to be readily marketable.



     All percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

     The phrase "shareholder approval," as used in the Prospectus, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the relevant Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the relevant Fund or the Trust, as the case may


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be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Note on Shareholder Approval

     Unless otherwise indicated, the investment policies and objectives of the Funds may be changed without shareholder approval.

OPTIONS AND FUTURES TRANSACTIONS


     Each Fund may: (1) purchase call and put options, and purchase warrants, on securities that it is eligible to purchase; (2) write covered call and covered put options on such securities; (3) buy and sell stock index options, stock index futures contracts, options on stock index futures contracts, currency futures contracts and options on currency futures contracts; and (4) write covered call and put options on stock indices.

     Use of options and futures transactions may accelerate or adversely impact the characterization of income to a Fund for federal tax purposes.

Options Transactions

     No Fund will write options that are not "covered." A call option is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian. A put option is "covered" if the Fund segregates liquid assets with a value equal to the exercise price with its custodian, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

     If the writer of an option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time.

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     Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by depositing cash or high grade obligations. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

     The Funds may write options in connection with buy-and-write transactions; that is, the Fund will purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the

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premium received from the put option minus the amount by which the market price of the security is below the exercise price.

     No Fund may invest more than 5% of its assets in the purchase of put and call options.

     The extent to which each Fund will be able to write and purchase call and put options will also be restricted by the Trust's intention to qualify each Fund as a regulated investment company under the federal income tax law. See "Taxes."

     OTC Options. The staff of the Securities and Exchange Commission has taken the position that options purchased on the over-the-counter market ("OTC Options") and the assets used as "cover" for written OTC Options should generally be treated as illiquid securities. However, if a dealer recognized by the Federal Reserve Bank as a "primary dealer" in U.S. Government securities is the other party to an option contract written by a Fund, and that Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the Securities and Exchange Commission staff has agreed that the Fund only needs to treat as illiquid that amount of the "cover" assets equal to the amount by which (i) the formula price exceeds (ii) any amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although the Trust does not believe that OTC Options are generally illiquid, it has agreed that pending resolution of this issue, the Funds will conduct their operations in conformity with the views of the Securities and Exchange Commission staff.

Futures Transactions

     Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying financial instrument in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market.

     Although futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of

                                      -7-

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the offsetting purchase, the seller is paid the difference and realizes a gain.
Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the Fund realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

     The purchase (that is, assuming a long position in) or sale (that is, assuming a short position in) of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. A commission is also paid on each completed purchase and sale transaction. In addition, a Fund that purchases a futures contract will segregate liquid assets in an amount at least equal to the purchase price under the futures contract (less any margin on deposit). Alternatively, a Fund that purchases a futures contract may cover the position by purchasing a put option on the same contract with a strike price as high or higher than the purchase price of the futures contract it covers.


     The Funds may engage in transactions in futures contracts and related options for purposes of reallocating a Fund's exposure to the equity or fixed income markets and also for the purpose of hedging against changes in the values of securities they own or intend to acquire. In the case of transactions entered into for purposes of reallocating a Fund's exposure to the equity or fixed income markets, the futures contracts may be used to expose a substantial portion of the Fund to equities and/or fixed income instruments to facilitate trading and/or to minimize transaction costs. Futures contracts will not be used to leverage the Fund. For example, if a Fund purchases futures contracts relating to equity securities (e.g., S&P 500 index futures), the face amount of the futures contracts plus the value of the Fund's equity securities will not exceed the Fund's net assets. Similarly, if a Fund purchases interest rate futures contracts, the face amount of the futures contracts plus the value of the Fund's fixed income securities will not exceed the Fund's net assets. In the case of transactions in futures contracts for hedging purposes, the Funds may sell such futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline can be reduced without employing futures as a hedge by selling portfolio securities and either reinvesting the proceeds in securities subject to lesser risk or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce a Fund's total return or, with respect to futures on fixed income securities, yield. The sale of futures contracts provides an alternative means of hedging a Fund against a decline in the value of its investments. As such values decline, the value of a Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of a Fund's

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securities which are being hedged. While the Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of securities. Employing futures as a hedge may also permit a Fund to assume a defensive posture without reducing its total return or yield.


     Call Options on Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying securities, it may or may not be less risky than ownership of the futures contract or underlying securities. As with the purchase of a futures contract, a Fund may purchase a call option on a futures contract to hedge against a market advance when the Fund is not fully invested.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings.

     Put Options on Futures Contracts. The purchase of put options on a futures contract is similar in some respects to the purchase of put options on portfolio securities. Each Fund may purchase put options on futures contracts to hedge the Fund's portfolio against the risk of rising interest rates or declining stock market prices.

     A Fund may write a put option on a futures contract as a partial hedge against increasing prices of the assets which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of assets that the Fund intends to purchase.


     Currency Futures and Related Options. Each Fund may invest in currency futures contracts and related options thereon to hedge its portfolio investments and to protect itself against changes in foreign exchange rates. A currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction.


     Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the


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premium paid for the option is lost. Since the value of the option is fixed at the point of sale, there are no daily payments of cash in the nature of "variation" or "maintenance" margin payments to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a currency futures contract. The value of the option does not change and is reflected in the net asset value of the Fund.

     The Funds will write only covered put and call options on currency futures. This means that each such Fund will provide for its obligations upon exercise of the option by segregating sufficient cash or short-term obligations or by holding an offsetting position in the option or underlying currency future, or a combination of the foregoing. Set forth below is a description of methods of providing cover that the Funds currently expect to employ, subject to applicable exchange and regulatory requirements. If other methods of providing appropriate cover are developed, the Funds reserve the right to employ them to the extent consistent with applicable regulatory and exchange requirements.

     A Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on currency futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by the Fund in cash, Treasury bills, or other high-grade short-term obligations in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by the Fund falls below 100% of the market value of the call written by the Fund, the Fund will so segregate an amount of cash, Treasury bills or other high grade short-term obligations equal in value to the difference. Alternatively, the Fund may cover the call option through segregating with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.

     In the case of put options on currency futures written by a Fund, the Fund will hold the aggregate exercise price in liquid assets in a segregated account with its custodian, or own put options on currency futures or short currency futures, with the difference, if any, between the market value of the put written and the market value of the puts purchased or the currency futures sold maintained by the Fund in liquid assets in a segregated account with its custodian. If at the close of business on any day the market value of the put options purchased or the currency futures sold by the Fund falls below 100% of the market value of the put options written by the Fund, the Fund will so segregate an amount of liquid assets equal in value to the difference.

     Stock Index Futures. The Funds may also purchase and sell United States and foreign stock index futures contracts and options thereon in order to reallocate their equity market exposure or to hedge themselves against changes in market conditions. A stock index assigns relative values to the common stocks comprising the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

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     As indicated above, the Funds may engage in transactions in stock index futures contracts and related options for the purpose of reallocating a Fund's exposure to the equity markets and also for the purpose of hedging against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which the Fund intends to purchase. If a transaction involves the purchase of stock index futures contracts (for example, in a transaction designed to increase a Fund's equity market exposure), the Fund will deposit an amount of liquid assets, equal to the market value of the futures contracts, in a segregated account with its custodian and/or in a margin account with a broker. Each Fund will cover any options it writes on stock index futures in the manner described above with respect to currency futures.

Limitations on the Use of Options and Futures Portfolio Strategies

     No Fund will "over-hedge," that is, no Fund will maintain open short positions in futures contracts if, in the aggregate, the value of its open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures contracts. A Fund will not use futures contracts for leveraging purposes. Thus, when a Fund uses futures contracts to reallocate the Fund's exposure to equity (or fixed income) markets, that Fund will not maintain open long positions in stock index (or interest rate) futures contracts if, in the aggregate, the face amount of the contracts plus the Fund's equity (or fixed income) securities would exceed the Fund's net assets.

     A Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain options and futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations and CFTC rules.

     No Fund may enter into futures contracts or related options thereon if immediately thereafter the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the market value of the Fund's total assets.

Risk Factors in Options and Futures Transactions

     Options Transactions. The option writer has no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

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     An exchange-traded option may be closed out only on a national securities exchange (an "Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing sale transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     The Exchanges have established limitations governing the maximum number of options which may be written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Manager and Subadvisers may be considered to be such a group. These position limits may restrict the Funds' ability to purchase or sell options on a particular security.

     Futures Transactions. Investment by a Fund in futures contracts involves risk. In the case of hedging transactions, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

     As noted above, a Fund may purchase futures contracts to hedge against a possible increase in the price of securities which the Fund anticipates purchasing, or options thereon. In such instances, it is possible that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased. In the case of futures contracts purchased to increase a Fund's exposure to the equity (or fixed income) markets, the Fund could suffer a loss on the futures contracts similar to the loss which the Fund would have suffered if, instead, it had actually purchased equity or fixed income securities.

     The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

     The successful use of transactions in futures and related options also depends on the ability of the Manager or relevant Subadviser to forecast correctly the direction and extent of market and interest rate movements within a given time frame. In the case of hedging transactions, to the extent market prices or interest rates remain stable during the period in which a futures contract or related option is held by a Fund or such prices or rates move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

MISCELLANEOUS INVESTMENT PRACTICES



     Portfolio Turnover. A change in securities held by a Fund is known as "portfolio turnover" and almost always involves the payment by the Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. These transactions may also result in the realization of taxable capital gains. As a result of the investment policies of the Funds, under certain market conditions their portfolio turnover may be higher than those of many other investment companies. It is, however, impossible to predict portfolio turnover in future years. Portfolio turnover rates in excess of 100% are generally considered to be high, although active portfolio management can result in higher rates of portfolio turnover. For purposes of reporting portfolio turnover rates, all securities the maturities of which at the time of purchase are one year or less are excluded.

     Forward Commitments. Each Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"), if the Fund either (i) holds, and segregates until the settlement date, liquid assets in an amount sufficient to meet the purchase price or (ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Each Fund may simultaneously be obligated with respect to forward commitment purchase and sale contracts and may sell a portfolio security or enter into a forward commitment sale contract (a "dollar-roll transaction") if that sale or forward commitment is coupled with an agreement by the Fund, including a forward commitment, to repurchase the security at a later date. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. A Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

     Repurchase Agreements. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). The value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. The Subadvisers will monitor the creditworthiness of the counterparties.

     Securities Loans. Each Fund may make secured loans of its portfolio securities amounting to no more than 33 1/3% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to counterparties that are believed by the Manager to be of relatively high credit standing. Securities loans are made to counterparties pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest any cash collateral received in interest-bearing, short-term investments and may receive a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call such loans in order to sell the securities involved.

     Warrants. Each Fund may invest up to 5% of its total assets in warrants which entitle the holder to buy equity securities at a specific price for a specified period of time, provided that no more than 2% of its assets are invested in warrants not listed on the New York or American Stock Exchanges.

     Foreign Currency Transactions. Each Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. Since investment in foreign companies will usually involve currencies of foreign countries, and since a Fund may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of a Fund as measured in United States dollars may be affected by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversion between various currencies.


     A Fund may enter into forward contracts only under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the investment is purchased or sold and the date on which payment is made or received.

     Second, when the Subadviser of a Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio investments denominated in such foreign currency if the Fund either (i) holds, and segregates until the settlement date, liquid assets in an amount sufficient to meet the purchase price or (ii) enters into an offsetting forward currency contract for the forward sale of securities of equal value that it owns. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those investments between the date the forward contract is entered into and the date it matures.

     The Funds generally will not enter into a forward contract with a term of greater than one year. The Funds may also engage in currency futures contracts and related options. See "Options and Futures Transactions--Currency Futures and Related Options."


     American Depository Receipts. American Depositary Receipts, or "ADRs," are securities issued by a U.S. depositary (usually a bank) and represent a specified quantity of underlying non-U.S. securities on deposit with a custodian bank as collateral. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer or the underlying security. ADRs may also be subject to exchange rate risks if the underlying securities are denominated in foreign currency. For purposes of its investment policies, each Fund will treat ADRs and similar instruments (such as GDRs) as equivalent to investment in the underlying securities.


Other Miscellaneous Investment Practices

     The following is a non-exhaustive list of each Fund's miscellaneous investment practices.


     Mid Cap Growth Fund. The Fund may invest in options and futures contracts, obligations issued or guaranteed by the U.S. Government, corporate bonds, short-term debt obligations, warrants, foreign currencies and related instruments, securities of foreign issuers, money market instruments, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The Fund may also loan its portfolio securities, make short sales, enter into forward commitments and repurchase agreements and purchase illiquid securities.

     International Growth Fund. The Fund may invest in options and futures contracts, obligations issued or guaranteed by the U.S. Government, corporate bonds, short-term debt obligations, warrants, foreign currencies and related instruments, securities of foreign issuers, money market instruments, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The Fund may also loan its portfolio securities, make short sales, enter into forward commitments and repurchase agreements, purchase illiquid securities and enter into forward foreign exchange contracts.


EXCHANGE PRIVILEGE


     As described in the Prospectus under the caption "Exchanging and Redeeming Shares," a shareholder may exchange shares of any Fund for shares of any other Preferred Group Fund on the basis of their respective net asset values beginning 10 days after their purchase on any day the New York Stock Exchange is open. Orders for exchanges accepted by the Distributor prior to 4:00 p.m. (Eastern
Time) on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. (Eastern Time) on any business day will be executed at the respective net asset values determined at the close of the next business day.


     An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to restrict exchanges to one purchase and redemption of shares in the same Fund during any 120-day period.

     The Trust reserves the right to modify or discontinue the exchange privilege at any time. Except as otherwise permitted by SEC regulations, the Trust will give 60 days' advance written notice to shareholders of any termination or material modification of the exchange privilege.

HOW TO BUY

     The procedures for purchase of Trust shares are summarized in the text of the Prospectus under the caption "How to Buy Shares." The Trust reserves the right to reject any purchase orders.

     Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order and, accordingly, orders received by an authorized broker or the broker's authorized designee will be priced at the Fund's net asset value next computed after they are received by the authorized broker or the broker's authorized designee.

     In addition to the methods described therein, shares may be purchased through regular payroll deductions, provided that such deductions are available through the relevant employer. The minimum initial investment and minimum additional investment through regular payroll deduction is $50. For more information about purchasing Trust shares through regular payroll deductions, please call Investor Services at 1-800-662-4769.

HOW TO REDEEM

     The procedures for redemption of Trust shares are summarized in the text of the Prospectus under the caption "Exchanging and Redeeming Shares."

     The Trust may suspend the right of redemption and may postpone payment only when the New York Stock Exchange is closed for other than customary weekends and holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Trust to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Securities and Exchange Commission.

     The Trust reserves the right to redeem shares and mail the proceeds to the shareholder if at any time the net asset value of the shares in the shareholder's account in any Fund falls below a specified level due to redemptions, currently set at $1,000. Shareholders will be notified and will have 60 days to bring the account up to the required level before any redemption action will be taken by the Trust. The Trust also reserves the right to redeem shares in a shareholder's account in excess of an amount set from time to time by the Trustees. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to existing as well as future shareholders.

HOW NET ASSET VALUE IS DETERMINED


     As described in the text of the Prospectus following the caption "Determination of Net Asset Value and Pricing," the net asset value of shares of each Fund of the Trust will be determined once on each day on which the New York Stock Exchange is open, as of the close of regular trading on the Exchange. The Trust expects that the days, other than weekend days, that the Exchange will not be open are New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio securities, options, futures and options on futures for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. Over-the-counter options are valued at fair value, as determined in good faith by the Trustees or by persons acting at their direction, based on prices supplied by a broker, usually the option counterparty. Obligations having remaining maturities of 60 days or less are valued at amortized cost. The amortized cost value of a security is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price the Fund would receive if the instruments were sold. Consequently, changes in the market value of portfolio instruments during periods of rising or falling interest rates will not be reflected in the computation of the net asset value of the Fund's portfolio.


     As described in the Prospectus, certain securities and assets of the Funds are valued at fair value as determined in good faith by the Trustees or by persons acting at their direction. The fair value of any securities from time to time held by any Fund of the Trust for which no ready market exists is determined in accordance with procedures approved by the Trustees. The Trustees, however, are ultimately responsible for such determinations. The fair value of such securities is generally determined as the amount which the Trust could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case, and may include receiving a quote from a broker and the use of a pricing service. Consideration may also be given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Trust in connection with such disposition). In addition, such specific factors may also be considered as the cost of the investment, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

     Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in determining the net asset value of a Fund's shares are computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of a Fund's securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Trustees.


CALCULATION OF TOTAL RETURN

     Total Return with respect to a Fund is a measure of the change in value of an investment in such Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested immediately rather than paid to the investor in cash. The formula for Total Return for each Fund to be used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $10,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $10,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $10,000 investment.

PERFORMANCE COMPARISONS

     Total Return. Each Fund may from time to time include the Total Return of its shares in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. as having the same investment objectives,(ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.


     Performance information may be quoted numerically or may be presented in a graph, table or other illustration.

     Performance information may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock market performance, including those listed below.


     Russell Midcap Growth Index. This index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values that are included in the Russell Midcap Index (i.e. the 800 smallest companies out of the 1,000 largest U.S. companies).

     MSCI EAFE Index. The Europe, Australasia & Far East Equity Index is a market capitalization-weighted equity index representing the developed stock markets outside of North America. Its stocks are screened for liquidity, cross-ownership and industry representation.


     From time to time, articles about the Funds regarding performance, rankings and other characteristics of the Funds may appear in national publications including, but not limited to, the Wall Street Journal, Forbes, Fortune, CDA Investment Technologies and Money Magazine. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of the Manager or the Subadvisers who have portfolio management responsibility may also be used in the Funds' promotional literature.

PERFORMANCE DATA


     The manner in which Total Return of the Funds will be calculated for public use is described above. As the Funds were not operational as of the date hereof, no performance information has been included.

TAXES

     The tax status of the Trust and the distributions which it may make are summarized in the Prospectus under the heading "Taxes."


     Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (including but not limited to gains from options, futures or forward contracts); (b) distribute each year at least 90% of its dividend, interest (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. By so qualifying, each Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed to shareholders.

     If a fund fails to qualify as a regulated investment company that is accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, such fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying it as a regulated investment company that is accorded special tax treatment.


     If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.


     In years when a Fund distributes amounts in excess of its earnings and profits, such excess distributions will be treated as a return of capital to the extent of a shareholder's tax basis in the shares. A return of capital is not taxable, but it reduces a shareholder's basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable distribution by the shareholder of the shares.


     Hedging Transactions. If a Fund engages in certain transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including mark-to-market, straddle, wash sale, constructive sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund engaging in such transactions will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.


     Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as a dividend to the extent of the Fund's remaining earnings and profits, and thereafter as a return of capital or as gain from the sale or exchange of a capital asset, as the case may be. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

     Foreign Currency-Denominated Securities and Related Hedging Transactions. A Fund's transactions in foreign currencies, foreign currency-denominated debt securities, and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     Investments by a fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on distributions received from the company or on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund." The elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections may require a fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

     Zero-Coupon and Payment-in-Kind Securities. Current federal tax law requires the holder of a Treasury or other fixed income zero-coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, so-called payment-in-kind securities give rise to income which is required to be distributed and is taxable even though the

Fund holding the security receives no interest payments in cash on the security during the year. Accordingly, each Fund that holds these kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. These distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from these liquidations. If a Fund realizes net capital gains from these transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have received in the absence of these transactions.


     Since Funds which invest in zero-coupon securities will not receive cash interest payments thereon, to the extent shareholders of these Funds elect to take their distributions in cash, the relevant Fund may have to generate the required cash from the disposition of non-zero-coupon securities, or possibly from the disposition of some of its zero-coupon securities that it otherwise would have continued to hold.


     Distributions from Net Realized Capital Gains. As described in the Prospectus, the Trust's policy is to distribute substantially all of the net realized capital gain, if any, of each Fund, after giving effect to any available capital loss carryover. Net realized capital gain for any Fund is the excess of net realized long-term capital gain over net realized short-term capital loss. Each Fund of the Trust is treated as a separate entity for federal income tax purposes and accordingly its net realized gains or losses will be determined separately, and capital loss carryovers will be determined and applied on a separate Fund basis. Each of the Funds distributes its net realized capital gains annually.


     Sixty percent of any gain or loss realized by any Fund (i) from net premiums from expired nonequity listed options and from closing purchase transactions, (ii) with respect to listed nonequity options upon the exercise thereof, and (iii) from transactions in certain foreign currency contracts, regulated futures contracts and nonequity listed options thereon generally will constitute long-term capital gains or losses and the balance will be short-term gains or losses, without regard to the Fund's holding period.

     Taxation of Shareholders. For federal income tax purposes, distributions paid from net investment income and from any net realized short-term capital gain (that is, net gains on securities held for one year or less), including premiums from expired options and gains from any closing purchase transactions with respect to options written by the Trust for any Fund, are taxable to shareholders at ordinary income rates, whether received in cash or in additional shares. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as such (generally at a 20 percent rate for noncorporate shareholders), regardless of how long a shareholder has held his or her shares.

     All dividends and distributions of a Fund, whether received in shares or cash, are taxable for U.S. federal income tax purposes to the shareholder who receives them and must be reported by such shareholder on his or her federal income tax return. A dividend or capital gains distribution received after the purchase of a Fund's shares reduces the net asset value of the shares by the amount of the dividend or distribution and will be subject to federal income taxes.

A subsequent loss on the sale of shares held for six months or less will be treated as a long-term capital loss for federal income tax purposes to the extent of any long-term capital gain distribution made with respect to such shares.


     Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed a Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.


     Annually, shareholders will receive information as to the tax status of distributions made by the Trust in each calendar year.


     The Trust is required to withhold and remit to the U.S. Treasury 31% of all taxable dividends and other taxable distributions paid to any shareholder who provides an incorrect or no taxpayer identification number or where the Trust is notified that the shareholder has under-reported income in the past (or the shareholder fails to certify that he or she is not subject to such withholding).

     The Internal Revenue Service has revised the regulations affecting the application to foreign investors of the backup withholding and withholding tax rules described above. The new regulations generally became effective on January 1, 2001 (although certain transition rules apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31-percent backup withholding tax rate and for reduced withholding rates under income tax treaties. Foreign investors in a fund should consult their tax advisers with respect to the potential application of these new regulations.

     Sale or Redemption of Shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Long-term capital gains will generally be taxed at a federal income tax rate of 20 percent to non-corporate shareholders. For taxable years beginning after December 31, 2000, the maximum capital gain tax rates for capital assets (including fund shares) held by a non-corporate shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The eighteen-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election. All or a portion of any loss realized upon a taxable distribution of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the distribution. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. In addition, any loss realized upon a taxable distribution of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares.

     The foregoing relates to U.S. federal income taxation. Distributions may also be subject to state, local and foreign taxes. The Trust is organized as a Massachusetts business trust. Under current law, so long as each Fund qualifies for the federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Massachusetts.


     Statements and Reports. You will receive a confirmation statement after every transaction that affects the share balance in any of your accounts.

     By January 31 of each year, The Preferred Group will send you the following reports which may be used to complete your U.S. income tax return:

     Form 1099-DIV   Reports taxable distributions during the preceding calendar year.

     Form 1099-B     Reports redemption proceeds during the preceding calendar
                     year.

     Form 1099-R     Reports distributions from IRAs and 403(b) plans during the preceding calendar year.

     By the end of February of each year, The Preferred Group will send you a semiannual report that includes unaudited financial statements for the six months ending the preceding December 31, as well as a list of portfolio holdings as of that date.

     By the end of August each year, The Preferred Group will send you an annual report that includes audited financial statements for the fiscal year ending the preceding June 30, as well as a list of portfolio holdings as of that date.

MANAGEMENT OF THE TRUST

         The business affairs of the Trust are managed under the direction of a Board of Trustees, and the Trustees are responsible for generally overseeing the conduct of each Fund's business. Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

==================================================================================================================
Name, Address and Age                    Position(s) Held with the Trust       Principal Occupation(s) During Past
                                                                               5 Years
==================================================================================================================
F. Lynn McPheeters*, 58,                 Trustee                               Vice President and Chief Financial
100 N.E. Adams Street                                                          Officer, Caterpillar Inc., 1998 to
Peoria, IL 61629-5330                                                          present; Treasurer, Caterpillar
                                                                               Inc., 1996 to 1998; Executive Vice
                                                                               President, Caterpillar Financial
                                                                               Services Inc., 1990 to 1996;
                                                                               Director, Caterpillar Investment
                                                                               Management Ltd.
------------------------------------------------------------------------------------------------------------------

David L. Bomberger, 45,                  President                             President and Director, Caterpillar
411 Hamilton Boulevard                                                         Investment Management Ltd.;
Peoria, IL  61602                                                              President and Director, Caterpillar
                                                                               Securities Inc., 1999 to present;
                                                                               Vice President, Commercial
                                                                               Mortgages, Commercial Federal Bank,
                                                                               January 1999 to May 1999; Senior
                                                                               Vice President, Treasurer and Chief
                                                                               Investment Officer, The Guarantee
                                                                               Life Companies, Inc., 1977 to 1998
------------------------------------------------------------------------------------------------------------------

Gary M. Anna, 47,                        Trustee                               Vice President, Business Affairs,
1501 W. Bradley Avenue                                                         Bradley University; Interim
Peoria, IL 61625                                                               President, Bradley University, June
                                                                               1999 to June 2000
--------------------------------------------------------------------------------------------------------------------

William F. Bahl, 49,                     Trustee                               President, Bahl & Gaynor, Inc. (a
212 E. Third Street                                                            registered investment adviser)
Suite 200
Cincinnati, OH 45202
--------------------------------------------------------------------------------------------------------------------

Kenneth J. Zika*, 53,                    Trustee                               Treasurer, Caterpillar Inc., 1999
100 N.E. Adams Street                                                          to present; Corporate Treasurer,
Peoria, IL  61629-5330                                                         Corporate Services Division,
                                                                               Caterpillar Inc., 1998 to 1999;
                                                                               Cost Management and Business
                                                                               Services Manager, Caterpillar Inc.,
                                                                               1997 to 1998; Business Resource
                                                                               Manager, Caterpillar Inc., 1994 to
                                                                               1997; Director, Caterpillar
                                                                               Investment Management Ltd.
--------------------------------------------------------------------------------------------------------------------

Dixie L. Mills, 52,                      Trustee                               Dean, College of Business, Illinois
Illinois State University                                                      State University, 1997 to present;
15 Williams Hall                                                               Interim Dean, College of Business,
Normal, IL 61790-5500                                                          Illinois State University, 1996 to
                                                                               1997; Director, MBA Program,
                                                                               Illinois State University, 1988 to
                                                                               1995
--------------------------------------------------------------------------------------------------------------------

Fred L. Kaufman, 53,                     Vice President and Treasurer          Treasurer, Caterpillar Investment
411 Hamilton Boulevard                                                         Management Ltd.; Treasurer and
Peoria, IL  61602                                                              Director, Caterpillar Securities
                                                                               Inc.
--------------------------------------------------------------------------------------------------------------------

Sean X. McKessy, 33,                     Clerk                                 Securities Counsel, Caterpillar
100 N.E. Adams Street                                                          Inc., 2000 to present; Staff
Peoria, IL 61629-5330                                                          Attorney, SEC, 1997 to 2000;
                                                                               Associate, Wiley, Rein & Fielding
                                                                               (law firm), 1995 to 1997; Clerk,
                                                                               Caterpillar Investment Management
                                                                               Ltd. and Caterpillar Securities Inc.
====================================================================================================================

     * Messrs. McPheeters and Zika are each "interested persons" (as defined in the 1940 Act) of the Trust, the Manager and the Distributor and, therefore, may benefit from the management fees paid to the Manager.

     The mailing address of each of the officers and Trustees is c/o the Trust, 411 Hamilton Boulevard, Suite 1200, Peoria, Illinois 61602.

     The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, will provide liability insurance for the benefit of its Trustees and officers.

     For the year ended June 30, 2000, Trustees other than those who are interested persons of the Manager received an annual fee of $12,000 plus $2,500 for each Trustee's meeting attended. The table below shows the compensation paid to the Trust's Trustees and officers for the year ended June 30, 2000.

====================================================================================================================
Name of Person,          Aggregate              Pension or             Estimated Annual       Total Compensation
Position                 Compensation from      Retirement Benefits    Benefits Upon          from the Trust and
                         the Trust              Accrued as Part of     Retirement             Fund Complex Paid to
                                                Fund Expenses                                 Trustees
--------------------------------------------------------------------------------------------------------------------

Gary Michael Anna,       $22,000                $0                     $0                     $22,000
Trustee
--------------------------------------------------------------------------------------------------------------------

William F. Bahl,         $22,000                $0                     $0                     $22,000
Trustee
--------------------------------------------------------------------------------------------------------------------

Dixie Louise Mills,      $22,000                $0                     $0                     $22,000
Trustee
====================================================================================================================

     At the date of this Statement, the Trust believes that the officers and Trustees as a group own less than 1% of the outstanding shares of any Fund. As of March 31, 2001, the following entities were the recordholders of the following percentages of outstanding securities of the following Funds:

                                           Percentage Ownership
                                           as of March 31, 2001

                                           Caterpillar
                                           Investment
                                           Management
                                           Ltd.(1)




FUND                                       % TOTAL

Mid Cap Growth                             100%
International Growth                       100%

1 Represents one share of each Fund issued prior to the Fund's public offering

     To the extent the Manager beneficially owns more than 25% of a Fund, it may be deemed to "control" such Fund. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders. The address of the Manager is 411 Hamilton Blvd., Peoria, IL 61602.


The Manager and the Subadvisers


     Under written Management Contracts between the Trust and the Manager with respect to each Fund, subject to such policies as the Trustees of the Trust may determine, the Manager, at its expense, will furnish continuously an investment program for the Trust and will make investment decisions on behalf of the Funds and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions provided. In order to assist it in carrying out its responsibilities, the Manager has retained Subadvisers to render advisory services to each Fund.

     The Manager has advised the Funds since inception, and the Manager and its subsidiaries have provided investment advisory services to other entities since 1989. The Manager and the Subadvisers have managed assets for the Caterpillar Inc. $____ billion pension fund. The Manager currently manages more than $___ million of assets in various stock and bond portfolios for the Caterpillar Inc. pension fund, Caterpillar Insurance Company Ltd., Caterpillar Inc. Supplemental Unemployment and Benefits Group Insurance Trust A and Caterpillar Group Insurance Trust B, and other Caterpillar Inc. subsidiaries. In addition, the Manager manages more than $___ million in pension plan assets in its pension group trust created in 1990 to serve the pension investment needs of Caterpillar Inc. dealers and suppliers. The Manager is a wholly-owned subsidiary of Caterpillar, Inc. Certain entities listed in Exhibit 21 to the most recent Annual Report or Form 10-K under the Securities Exchange Act of 1934 of Caterpillar Inc. (File No. 33-46194) may be deemed to be affiliates of both the Manager and the Trust.

     Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions -- Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Manager or the Subadvisers, without cost, certain research, statistical and quotation services of value to them or their respective affiliates in advising the Trust or their other clients. In so doing, a Fund may incur greater brokerage commissions than it might otherwise pay.

     Each Fund pays the Manager a monthly Management Fee based on the average net assets of the Fund at the following annual rates:


                                                            Annual Percentage of
          Fund                                                Average Net Assets

 Mid Cap Growth......................................................    1.00%
 International Growth................................................    1.05%

     Because the Funds were not operational, for the fiscal year ended June 30, 2000, the Funds did not pay any fees to the Manager pursuant to the relevant Management Contracts.


     Under the Subadviser Agreement for each Fund between the Manager and the Subadviser for such Fund (the "Subadviser Agreements"), subject always to the control of the Trustees of the Trust, each Subadviser's obligation is to furnish continuously an investment program for the Fund, to make investment decisions on behalf of the Fund and to place all orders for the purchase and sale of portfolio securities and all other investments for the Fund.


     In performing its duties under the applicable Subadviser Agreement, each Subadviser is subject to the control of the Trustees, the policies determined by the Trustees, the provisions of the Trust's Agreement and Declaration of Trust and By-laws and any applicable investment objectives, policies and restrictions in effect from time to time.


     The Management Contracts for all of the Funds and the Subadviser Agreements were approved by the Trustees of the Trust (including all of the Trustees who are not "interested persons" of the Manager or the relevant Subadvisers). The Management Contracts and the Subadviser Agreements continue in force with respect to the relevant Fund for two years from their respective dates, and from year to year thereafter, but only so long as their continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Trust, the Manager or the relevant Subadviser, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of that Fund. Each of the Management Contracts and the Subadviser Agreements automatically terminates on assignment, and each is terminable upon notice by the Trust. In addition, the Management Contracts may be terminated on not more than

60 days' notice by the Manager to the Trust, and the Subadviser Agreements may be terminated upon 60 days' notice by the Manager or 90 days' notice by the Subadviser.

     The Trust pays, in addition to the Management Fees described above, all expenses not assumed by the Manager, including, without limitation, fees and expenses of Trustees who are not "interested persons" of the Manager or the Trust, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the Trust and shares of the respective Funds for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, expenses of determining the net asset value of the Trust's shares, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and insurance premiums and professional association dues or assessments. The Trust is also responsible for such nonrecurring expenses as may arise, including litigation in which the Trust may be a party, and other expenses as determined by the Trustees. The Trust may have an obligation to indemnify its officers and Trustees with respect to such litigation.

     Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


     The Subadvisers. In order to assist it in carrying out its responsibilities, the Manager has retained the Subadvisers to render advisory services to the Funds, under the supervision of the Manager and the Trust's Trustees. The Manager pays the fees of each of the Subadvisers. The fee paid to the Subadvisers is based on the Fund assets managed or advised by such Subadviser (the "Fund Assets") together with any other assets managed or advised by the Subadviser, at the time the Subadviser Agreement was entered into or as agreed by the Manager and the Subadviser, relating to Caterpillar Inc. or any of its affiliates. (The Fund Assets together with such other assets are collectively referred to as the "Combined Assets.") The subadvisory fee is calculated by applying the average quarterly net asset value, as of the last business day of each month in the calendar quarter, of the Combined Assets to the fee schedule for each Subadviser as set forth below. This amount is then allocated based upon the ratio of Fund Assets to Combined Assets.

     Turner Investment Partners, Inc. ("Turner"), a Pennsylvania corporation, is located at 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312. Robert
E. Turner is the Chairman and controlling shareholder of Turner. Turner was founded in 1990 and as of September 30, 2000, manages over $11.9 billion. Turners serves as investment adviser for investment companies and other institutional accounts. The Manager pays Turner for its subadvisory services with respect to the Mid Cap Growth Fund a fee, calculated as described above, at the annual rate of 0.75% of Combined Assets.

     Marvin & Palmer Associates, Inc., a privately held Delaware corporation, is located at 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801-1165 ("Marvin & Palmer"). David Marvin and Stanley Palmer holding a controlling interest in Marvin & Palmer. Marvin &

Palmer was founded in 1986 and as of September 30, 2000, manages over $10.2 billion. Marvin & Palmer is engaged in the management of global, non-United States, United States, and emerging markets equity portfolios principally for institutional accounts. The Manager pays Marvin & Palmer for its subadvisory services with respect to the International Growth Fund a fee, calculated as described above, at the annual rate of 0.80% of the first $100 million of Combined Assets and 0.50% of Combined Assets in excess of $100 million.


     The Subadvisers are registered as investment advisers with the Securities and Exchange Commission. This registration does not involve supervision of management or investment policy by any federal agency.

CODES OF ETHICS

     The Trust, the Manager, the Distributor and each Subadviser have adopted codes of ethics under Rule 17j-l of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS.


     The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. PricewaterhouseCoopers LLP conducts an annual audit of the Trust, assists in the preparation of each Fund's federal and state income tax returns and consults with the Trust as to matters of accounting and federal and state income taxation.


OTHER SERVICES

         Custodial Arrangements. State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston, MA 02101, is the custodian for all Funds of the Trust. As such, State Street holds in safekeeping certificated securities and cash belonging to the Trust and, in such capacity, is the registered owner of securities in book-entry form belonging to the Trust. Upon instruction, State Street receives and delivers cash and securities of the Trust in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street also maintains certain accounts and records of the Trust. In addition, State Street has contracted with various foreign banks and depositories to hold portfolio securities outside of the United States on behalf of certain of the Funds. State Street also calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis (and as otherwise may be required by the 1940 Act) and performs certain accounting services for all Funds of the Trust.

     Transfer Agent. Boston Financial Data Services, Inc., The BFDS Building, Two Heritage Drive, Quincy, MA 02171, acts as the Trust's transfer agent and dividend disbursing agent.

     Distributor. Caterpillar Securities Inc. ("CSI"), a wholly-owned subsidiary of CIML, is the Trust's principal underwriter. Certain entities listed in
Exhibit 21 to the most recent Annual Report or Form 10-K under the Securities Exchange Act of 1934 of Caterpillar Inc. (File No. 33-

46194) may be deemed to be affiliates of both CSI and the Trust. CSI is not obligated to sell any specific amount of shares of the Trust and will purchase shares for resale only against orders therefor. Except as noted in the Prospectus, the Trust's shares are distributed in a continuous offering.

PORTFOLIO TRANSACTIONS

     Investment Decisions. Investment decisions for the Trust and for the other investment advisory clients of the Manager and the Subadvisers are made with a view to achieving their respective investment objectives. The Manager and the Subadvisers operate independently in providing services to their respective clients. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, for example, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Manager or the relevant Subadviser is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.


     Brokerage and Research Services. Transactions on stock exchanges and other agency transactions involve the payment by the Trust of brokerage commissions. In the United States and certain foreign countries, such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities, such as U.S. Government securities, traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.


     When the Manager or a Subadviser places orders for the purchase and sale of portfolio securities for a particular Fund and buys and sells securities for such Fund it is anticipated that such transactions will be effected through a number of brokers and dealers. In so doing, the Manager or the relevant Subadviser, as the case may be, intends to use its best efforts to obtain for each Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Manager or the relevant Subadviser, as the case may be, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Manager and the Subadvisers may receive research, statistical and quotation services from many broker-dealers with which the Trust's portfolio transactions are placed. These services, which in some instances could also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Manager or the Subadvisers in advising various of its clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust or any particular Fund. The fees paid to the Manager and the Subadvisers are not reduced because they receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Management Contracts and the Subadviser Agreements, the Manager and the Subadvisers may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Securities Exchange Act of 1934) to the Manager or the Subadvisers an amount of disclosed commission for effecting a securities transaction for a Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The authority of the Manager and the Subadvisers to cause the Funds to pay any such greater commissions is subject to such policies as the Trustees may adopt from time to time.


     The Funds may from time to time place orders for the purchase or sale of securities with brokers that may be affiliated with the Manager or a Subadviser. In such instances, the placement of orders with such brokers would be consistent with the Funds' objective of obtaining the best execution and could not be dependent upon the fact that such brokers are affiliates of the Manager or a Subadviser. With respect to orders placed with affiliated brokers for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Trust), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.



ORGANIZATION AND CAPITALIZATION OF THE TRUST

     The Trust was established as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated November 19, 1991. A copy of the Agreement and Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. The Trust's fiscal year ends on June 30.

     The Preferred Group has an unlimited authorized number of shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares which, in turn, may be subdivided into an unlimited number of classes of shares. The Preferred Group currently consists of ten series of shares, each series of which represents interests in a separate Fund. Each Fund is an open-end diversified management investment company. The Funds' shares are not currently divided into classes. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a Fund were liquidated, would receive the net assets of that Fund. Voting rights are not cumulative, and all shares of the Funds are fully paid, redeemable and nonassessable and have no conversion rights. Shares do not have preemptive rights or subscription rights.


     Shares of the Trust are each entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote by individual Fund on all matters except (i) when required by the law, shares shall be voted as a single class, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such Funds affected shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months, and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.


Shareholder Liability

     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund of which he is or was a shareholder would be unable to meet its obligations.

ADDITIONAL INFORMATION

     Retirement Plan Services. The Preferred Group of Mutual Funds was developed with an employee benefit perspective in mind. For individual participants in employer-sponsored retirement plans, The Preferred Group provides a flexible and diversified range of investment choices. Employers may enhance their current plans by adding one or more of the funds. If a plan is built around The Preferred Group and offers all or most of the funds, two additional benefits are available: award-winning communication materials and a 404(c) compliance program.

     For more comprehensive services, The Preferred Group Retirement Plan Services offers a turnkey 401(k) service with support from plan design and enrollment to investment information, employee account information, recordkeeping, trusteeship, administration, compliance and more. In addition, several arrangements featuring world-class third-party administrators and trustees are available for retirement plans desiring an unbundled approach.

     IRAs and a direct rollover program are available to employees leaving a retirement plan.


     Investment Advisers. The Preferred Group's fund managers are selected based on performance, consistency of management style, experience and commitment to a long-term perspective, with risk management appropriate to each fund's goals. The Manager started in 1989, when it began managing a portion of Caterpillar Inc.'s retirement fund and insurance reserves.


     Contact Information. The funds are available for a wide variety of institutional and retail applications, including endowments, foundations, corporations, insurance reserves and personal investing. Investors may contact The Preferred Group of Mutual Funds directly at (800) 662-4769. Institutional investors may call (309) 675-8147.

APPENDIX A

TAX EXEMPT BOND, CORPORATE BOND AND COMMERCIAL PAPER RATINGS

Tax Exempt and Corporate Bond Ratings

Description of Moody's Investors Service, Inc.'s Corporate Bond Ratings:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     B -- Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Standard & Poor's Corporate Bond Ratings:

     AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA -- An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Ratings of Commercial Paper

Description of Moody's Investors Service, Inc.'s Commercial Paper Ratings:

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     - Leading market positions in well-established industries.
     - High rates of return on funds employed.
     - Conservative capitalization structure with moderate reliance on debt and ample asset protection
     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 -- Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3 -- Issues rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-terms obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime -- Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's Commercial Paper Ratings:

     A-1 -- A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 -- A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 -- A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B -- A short term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C -- A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D -- A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

APPENDIX B

                  DESCRIPTION OF MONEY MARKET FUND INVESTMENTS

     Obligations Backed by Full Faith and Credit of the U.S. Government -- are bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. Government or other entities and backed by the full faith and credit of the U.S. Government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, Farmers' Home Administration and the Small Business Administration.

     Other U.S. Government Obligations -- are bills, certificates of indebtedness, notes, and bonds issued by agencies, authorities and instrumentalities of the U.S. Government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

     Repurchase Agreements -- are agreements by which a Fund purchases a U.S. Treasury or agency obligation and obtains a simultaneous commitment from the seller (a domestic commercial bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

     Certificates of Deposit -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.

     Bankers' Acceptances -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are term "accepted" when a bank guarantees their payment at maturity.

     Eurodollar Obligations -- obligations of foreign branches of U.S. banks.

     Yankeedollar Obligations -- obligations of domestic branches of foreign banks.

     Commercial Paper -- refers to promissory notes issued by corporations in order to finance their short-term credit needs.

     Corporate Obligations -- include bonds and notes issued by corporations in order to finance longer term credit needs.

                       THE PREFERRED GROUP OF MUTUAL FUNDS

                            PART C. OTHER INFORMATION
                                    -----------------

Item 23. Exhibits

     (a)(1). Agreement and Declaration of Trust -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

     (a)(2). Amendment No. 1 to Agreement and Declaration of Trust -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

     (a)(3). Amendment No. 2 to Agreement and Declaration of Trust -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

     (a)(4). Amendment No. 3 to Agreement and Declaration of Trust -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

     (a)(5). Amendment No. 4 to Agreement and Declaration of Trust -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

     (a)(6). Amendment No. 5 to Agreement and Declaration of Trust -- filed herewith.

     (a)(7). Amendment No. 6 to Agreement and Declaration of Trust -- filed herewith.

     (b). By-laws -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

     (c). Portions of the Registrant's Agreement and Declaration of Trust and By-laws pertaining to shareholders' rights -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

     (d)(1). Form of Management Contract between The Preferred Group of Mutual Funds (the "Trust") and Caterpillar Investment Management Ltd. (the "Manager" or "CIML") with respect to the Preferred Growth Fund -- incorporated by reference to Post-Effective Amendment
              No. 11 to the Registrant's Registration Statement.

     (d)(2). Form of Management Contract between the Trust and the Manager with respect to the Preferred Value Fund -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

     (d)(3). Form of Management Contract between the Trust and the Manager with respect to the Preferred International Fund -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

     (d)(4). Form of Management Contract between the Trust and the Manager with respect to the Preferred Small Cap Fund --incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.

     (d)(5). Form of Management Contract between the Trust and the Manager with respect to the Preferred Asset Allocation Fund -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

     (d)(6). Form of Management Contract between the Trust and the Manager with respect to the Preferred Fixed Income Fund -- incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement.

     (d)(7). Form of Management Contract between the Trust and the Manager with respect to the Preferred Short-Term Government Securities Fund -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

     (d)(8). Form of Management Contract between the Trust and the Manager with respect to the Preferred Money Market Fund -- incorporated by reference to Post-Effective

              Amendment No. 11 to the Registrant's Registration Statement.

     (d)(9). Form of Management Contract between the Trust and the Manager with respect to the Preferred Mid Cap Growth Fund -- to be filed by amendment.

     (d)(10). Form of Management Contract between the Trust and the Manager with respect to the Preferred International Growth Fund -- to be filed by amendment.

     (d)(11). Form of Subadviser Agreement between the Manager and Jennison Associates LLC ("Jennison") -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

     (d)(12). Form of Subadviser Agreement between the Manager and Oppenheimer Capital ("Oppenheimer") -- incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.

     (d)(13). Form of Subadviser Agreement between the Manager and Mercator Asset Management, L.P. ("Mercator") -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

     (d)(14). Form of Subadviser Agreement between the Manager and Mellon Capital Management Corporation ("Mellon") -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

     (d)(15). Form of Subadviser Agreement between the Manager and PanAgora Asset Management, Inc. ("PanAgora") --incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.

     (d)(16). Form of Subadviser Agreement between the Manager and J.P. Morgan Investment Management Inc. ("Morgan") with respect to the Preferred Fixed Income Fund -- incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement.

     (d)(17). Form of Subadviser Agreement between the Manager and Morgan with respect to the Preferred Money Market Fund -- incorporated by reference to Post-Effective

              Amendment No. 11 to the Registrant's Registration Statement.

     (d)(18). Form of Subadviser Agreement between the Manager and Turner Investment Partners, Inc. ("Turner") with respect to the Preferred Small Cap Fund -- incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.

     (d)(19). Form of Subadviser Agreement between the Manager and Turner with respect to the Preferred Mid Cap Growth Fund -- to be filed by amendment.

     (d)(20). Form of Subadviser Agreement between the Manager and Marvin & Palmer Associates, Inc. ("MPA") -- to be filed by amendment.


     (e). Form of Distributor's Contract between the Trust and Caterpillar Securities Inc. ("CSI") -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement

     (f).     None.

     (g). Form of Custodian Contract between the Trust and State Street Bank and Trust Company ("State Street") -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

     (h). Form of Transfer Agency and Service Agreement between the Trust and State Street -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

     (i). Opinion and Consent of Ropes & Gray -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement and to be filed by amendment.

     (j).     Consent of PricewaterhouseCoopers LLP - to be filed by amendment.


     (k).     None.

     (l). Form of Initial Capital Agreement -- incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement.

     (m).     None.

     (n).     None.

     (o). Power of Attorney -- incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement.


     (p)(1). Code of Ethics of the Trust, the Manager and CSI -- incorporated by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement.


     (p)(2). Code of Ethics of Jennison -- incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.

     (p)(3). Code of Ethics of Oppenheimer -- incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.

     (p)(4). Code of Ethics of Mercator -- incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.

     (p)(5). Code of Ethics of Mellon -- incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.

     (p)(6). Code of Ethics of PanAgora -- incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.

     (p)(7). Code of Ethics of Morgan -- incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.

     (p)(8). Code of Ethics of Turner -- incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement.


     (p)(9).  Code of Ethics of MPA -- filed herewith.

Item 24.      Persons Controlled by or Under Common Control with Registrant

     The Registrant may be deemed to be controlled by Caterpillar Inc., a Delaware corporation, which owns 100% of the outstanding voting securities of CIML and Caterpillar Insurance Company Ltd., each of which may be deemed to control one or more series of the Registrant, and for the benefit of the employees of which Caterpillar Investment Trust 401(k) Plan, Caterpillar Inc. Supplemental Unemployment and Benefits Group Insurance Trust A and Caterpillar Group Insurance Trust B, which may be deemed to control one or more series of the Registrant, were established. To the extent any of these entities may be deemed to control the Registrant, the various entities listed in Exhibit 21 to the most recent Annual Report on Form 10-K under the Securities Exchange Act of 1934 of Caterpillar Inc. (File No. 33-46194) may be deemed to be under common control with the Registrant.

Item 25.      Indemnification

     Article VIII of the Registrant's Agreement and Declaration of Trust provides as follows:

     Section 1. Trustees, Officers, Etc. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

     Section 2. Compromise Payment. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Section 3. Indemnification Not Exclusive. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission), and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

                                      * * *

     The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                                      * * *

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.      Business and Other Connections of Investment Adviser

     (a) The Manager is the investment adviser to the Trust and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     The principal occupations for the past two years for the directors and officers of the Manager is set forth under the caption "Management of the Trust" in the Statement of Additional Information constituting Part B of this Registration Statement, which information is incorporated herein by reference.


NAME AND POSITION
WITH MANAGER

David Bomberger
    President, Director

F. Lynn McPheeters
    Director

Kenneth J. Zika
    Director


Sean X. McKessy
    Clerk

Fred L. Kaufman
    Treasurer


     (b) Jennison is the subadviser to the Preferred Growth Fund and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     Other business, profession, vocation or employment of a substantial nature in which each director or officer of Jennison is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:


NAME AND POSITION                                             BUSINESS AND
WITH JENNISON                                                 OTHER CONNECTIONS

Francisco Alfaro                                              Prior to November 1999, Vice President, European
     Vice President                                           Equities, J.P. Morgan Securities Inc.

                                                              Prior to March 2000, Principal and Portfolio
Pamela Allen                                                  Manager, Fixed Income, Lincoln Capital
     Vice President
                                                              None


Lisa Beach
     Assistant Vice President

Blair Boyer                                                   None
     Executive Vice President, Director

Cecilia Brancato                                              None
     Senior Vice President, Director

Mindy Newman Brian                                            None
     Vice President

Erik Brown                                                    None
     Vice President

Kevin Cantor                                                  None
     Vice President

David Chan                                                    None
     Senior Vice President, Director

James Chavis
     Assistant Vice President                                 None

Mark DeFranco                                                 Prior to December 1998, Equity Analyst and Portfolio
     Vice President                                           Manager, Pomboy Capital; since May 2000, Vice
                                                              President, The Prudential Investment Corporation

                                      -10-

Michael Del Balso                                             None
     Executive Vice President & Director of Equity
     Research, Director

Paula Diaz                                                    None
     Assistant Vice President

Thomas Doyle                                                  None
     Executive Vice President, Director

Joseph Ferrugio                                               None
     Senior Vice President, Director

Brian Gillot                                                  Prior to September 1998, Equity Analyst, Soros Fund
     Vice President                                           Management

Bradley Goldberg                                              Since May 2000, Vice President, The Prudential
     Executive Vice President, Director                       Investment Corporation

Kathleen Hausner                                              None
     Vice President

John Hobbs                                                    Since May 2000, Vice President, The Prudential
     Chairman & Chief Executive Officer, Director             Investment Corporation

Caroline Hovey                                                None
     Vice President

Mirry Hwang                                                   None
     Vice President, Assistant Secretary

Richard Klemmer                                               None
     Vice President

                                      -11-

Karen Kohler                                                  None
     Chief Administrative Officer, Chief Compliance
     Officer, Treasurer, Secretary, Senior Vice
     President, Director

Jonathan Longley                                              None
     Executive Vice President, Director

Paul Lowenstein                                               Chief Administrative Officer,  Prudential Investments
     Director

Kathleen McCarragher                                          None
     Executive Vice President & Domestic Growth
     Equity Investment Strategist, Director

Katharine Gleason Madigan                                     None
     Vice President

Philip H.B. Moss                                              None
     Executive Vice President, Director

Charlene Parrish                                              Since May 2000, Vice President, The Prudential
     Assistant Vice President                                 Investment Corporation

Eric Philo                                                    None
     Senior Vice President, Director

Michele Polansky                                              None
     Assistant Vice President

                                      -12-

David Ravera                                                  Prior to January 2000, Senior Vice President and
     Senior Vice President                                    Equity Analyst, Putnam Investments, Inc.

Peter Reinemann                                               None
     Senior Vice President, Director

Stephen Rentschler                                            None
     Assistant Vice President

Charles Ringhel                                               Since May 2000, Vice President, The Prudential
     Senior Vice President                                    Investment Corporation

Seth Robbins                                                  Prior to August 1998, Portfolio Manager, John
     Vice President                                           Hancock Advisors

Nicolas Rubinstein                                            None
     Vice President

Rosemary Sammarco                                             None
     Senior Vice President

Spiros Segalas                                                None
     President & Chief Investment Officer, Director

Kerry Shanley                                                 None
     Vice President

Jeffrey Siegel                                                Prior to June 1999, Managing Director, Portfolio
     Executive Vice President, Director                       Manager, College Retirement & Equity Fund

Leya Strauss                                                  None
     Vice President, Assistant Treasurer

Adam Susser                                                   None
     Vice President

                                      -13-

Andrew Tucker                                                 None
     Vice President

Chris Vatis                                                   None
     Vice President

Michael Wilburn                                               Since May 2000, Vice President, The Prudential
     Vice President                                           Investment Corporation

Stephanie Willis                                              None
     Vice President

Thomas Wolfe                                                  Prior to February 1999, Senior Portfolio Manager,
     Senior Vice President                                    Director of Fixed Income Credit Research of N&B
                                                              Management, an affiliate of Neuberger Berman, LLC

     The principal business address of The Prudential Investment Corporation is Gateway Center Two, 100 Mulberry Street, Newark, New Jersey 07102.

     (c) Oppenheimer Capital is the subadviser to the Preferred Value Fund and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     Other business, profession, vocation or employment of a substantial nature in which each director or officer of Oppenheimer Capital is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:


NAME AND POSITION                                             BUSINESS AND
WITH OPPENHEIMER                                              OTHER CONNECTIONS
Charles H. Brunie                                             None
    Chairman Emeritus

Mark Degenhart                                                Director of Research,
    Vice President                                                Palisade Capital Management

                                      -14-


Linda S. Ferrante                                             None
    Managing Director

Herbert S. Fitz Gibbon, II                                    None
    Managing Director

Richard J. Glasebrook, II                                     None
    Managing Director

Colin J. Glinsman                                             None
    Chief Investment Officer

Louis P. Goldstein                                            None
    Senior Vice President

Jonathan K. Greenberg                                         None
    Senior Vice President

Matthew Greenwald                                             None
    Senior Vice President

Alan Gutman                                                   None
    Senior Vice President

Vikki Y. Hanges                                               None
    Senior Vice President

Joseph M. LaMotta                                             None
    Chairman Emeritus

Frank A. Lecates, Jr.                                         None
    Managing Director, Director of Research

John G. Lindenthal                                            None
    Managing Director

William P. McDaniel                                           None
    Managing Director

Julius A. Nicolai                                             None
    Managing Director

                                      -15-

Nancy O. Preiss                                               None
    Senior Vice President

John Rowley                                                   None
    Vice President

David G. Santry                                               None
    Senior Vice President

Thomas Scerbo                                                 None
    Managing Director

Jeffrey Tarnoff                                               None
    Senior Vice President

Robert Urquhart                                               Managing Director,
  Senior Vice President                                       Pilgrim Baxter & Associates

Jeffrey Whittington                                           None
    Senior Vice President

Sturgis Woodberry                                             None
    Vice President


     The principal business address of Palisade Capital Management is 1 Bridge Plaza, Fort Lee, NJ 07024.

     The principal business address of Pilgrim Baxter & Associates is 825 Duportail Road, Wayne, PA 19087.

     (d) Mercator is the subadviser to the Preferred International Fund and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     Other business, profession, vocation or employment of a substantial nature in which each director or officer of Mercator is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:

NAME AND POSITION                                             BUSINESS AND
WITH MERCATOR                                                 OTHER CONNECTIONS


John G. Thompson                                              None
    President, JZT Corp., General Partner

Peter F. Spano                                                None
    President, PXS Corp., General Partner

Kevin J. Shaver                                               None
    President, KXS Corp., General Partner



     (e) Mellon is a subadviser to the Preferred Asset Allocation Fund and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     Other business, profession, vocation or employment of a substantial nature in which each director or officer of Mellon is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:


NAME AND POSITION                                             BUSINESS AND
WITH MELLON                                                   OTHER CONNECTIONS
Bernedette L. Bolger                                          None
    Senior Vice President, Chief Counsel

Stephen E. Canter                                             Executive Committee Member of Mellon Equity
    Director                                                  Associates, LLP; Executive Committee Member of
                                                              Mellon Bond Associates, LLP; Director of The Boston Company
                                                              Asset Management, LLC; Director of TBCAM Holdings, Inc;
                                                              President & COO of The Dreyfus Corporation; Director & CII
                                                              of The Dreyfus Corporation; Vice Chairman of The Dreyfus
                                                              Corporation;

                                      -17-


                                                              Chairman of the Board of Dreyfus Investment
                                                              Advisors; Director & President of Dreyfus Investment
                                                              Advisors; Chairman, President & CEO of The Dreyfus Trust
                                                              Company; Director of the Dreyfus Trust Company; Director of
                                                              Franklin Portfolio Associates LLC; Director of Franklin
                                                              Portfolio Holdings, Inc; Member, Board of Managers of
                                                              Founders Asset Management, LLC; Director of Newton
                                                              Management Ltd.


Christopher M. Condron                                        Executive Committee Member of Mellon Bond Associates
    Director                                                  LLP; Executive Committee Member of Mellon Equity
                                                              Associates LLP; Director of The Boston Company Asset
                                                              Management, LLC; Chairman & Director of Founders Asset
                                                              Management, LLC; Director of TBCAM Holdings, Inc.; Chairman
                                                              of The Dreyfus Corporation; CEO of The Dreyfus Corporation;
                                                              Director of the Dreyfus Corporation; Director of Franklin
                                                              Portfolio Holdings, Inc.; Director of Franklin Portfolio
                                                              Associates, LLC; Director of Certus Asset Advisors
                                                              Corporation; Director & President of Boston Safe Advisors,
                                                              Inc.; Director of Mellon Bank, N.A.; President & COO of
                                                              Mellon Bank, N.A.; President & COO of Mellon Financial
                                                              Corporation; Director of Mellon Financial Corporation; Vice
                                                              Chairman of The Boston Company, Inc.; Director of The Boston
                                                              Company, Inc.;


                                      -18-


                                                              Director & President of Boston Safe Deposit & Trust Company;
                                                              President & Director of the Boston Company Financial
                                                              Strategies, Inc.

Barbara W. Daugherty                                          Officer of Mellon Bank, N.A.
    Senior Vice President, Director of Client
    Services and Marketing Communications

Susan M. Ellison                                              Officer of Mellon Bank, N.A.
    Senior Vice President, Director of Equity
    Portfolio Management

Richard J. Forster                                            Officer of Mellon Bank, N.A.
  Senior Vice President, Senior Client
    Service Officer

William L. Fouse                                              Officer of Mellon Bank, N.A.
  Chairman Emeritus

Ralph P. Goldsticker                                          Officer of Mellon Bank, N.A.
    Senior Vice President & Director of Research

Thomas B. Hazuka                                              Officer of Mellon Bank, N.A.
    Executive Vice President and Chief Investment
    Officer

Alexander C. Huberts                                          Officer of Mellon Bank, N.A.
    Senior Vice President and Director of Asset
    Allocation Strategies

Charles J. Jacklin                                            Officer of Mellon Bank, N.A.
    Executive Vice President and Chief Investment
    Strategist

David C. Kwan                                                 Officer of Mellon Bank, N.A.

                                      -19-

    Senior Vice President &  Director of Fixed
    Income and Trading

Thomas F. Loeb                                                Officer of Mellon Bank, N.A.
    Director, Chairman & Chief Executive Officer

John J. Nagorniak                                             Executive Committee Member of Mellon Equity, LLP;
    Director                                                  Executive Committee Member of Mellon Bond Associates;
                                                              Director of Certus Asset Advisors Corporation;
                                                              Director of The Boston Company Asset Management
                                                              Holdings, Inc.; Chairman & Director of Franklin
                                                              Portfolio Holdings, Inc.

Brenda J. Oakley                                              Officer of Mellon Bank, N.A.
    Executive Vice President & Chief Administrative
    Officer

Ronald P. O'Hanley, III                                       Director of Boston Safe Deposit & Trust Company;
  Director                                                    Director of The Boston Company, Inc.; Director of
                                                              Buck Consultants, Inc.; Director of Newton Management Ltd.;
                                                              Non-Resident Director of Dreyfus Mellon Asset Management
                                                              (Japan) Co, Ltd,; Director of Franklin Portfolio Holdings,
                                                              Inc.; Director of Franklin Portfolio Associates, LLC; Vice
                                                              Chairman of the Dreyfus Corporation; Director of TBCAM
                                                              Holdings, Inc.; Director of The Boston Company Asset
                                                              Management, LLC; Chairman & Director of Boston Safe
                                                              Advisors, Inc.; Partner & Representative of Pareto


                                      -20-

                                                              Partners; Director of Certus Asset Advisors Corporation; Trustee &
                                                              Chairman of Mellon Equity Associates, LLP; Trustee &
                                                              Chairman of Mellon Bond Associates, LLP; Director of
                                                              Mellon-France Corporation; Trustee of Laurel Capital Advisors.

Barbara J. Parrish                                            Secretary of Certus Asset Advisors Corporation;
    Secretary                                                 Secretary of Laurel Capital Advisors; Secretary of
                                                              Mellon Financial Services Corporation #17, LLC; Secretary of
                                                              Mellon Equity Associates, LLP; Secretary of Mellon Bond
                                                              Associates, LLP.

Patrick J. Sheppard                                           Treasurer of Mellon Equity Associates, LLP; Treasurer
    Treasurer                                                 of Mellon Bond Associates, LLP

Mary C. Shouse                                                Officer of Mellon Bank, N.A.
    Executive Vice President

Christine C. Smith                                            Officer of Mellon Bank, N.A.
    Vice President & Director of Compliance and Risk
    Management

James R. Tufts
    Executive Vice President & Chief Operation                Officer of Mellon Bank, N.A.
    Officer

Roger A. Wharton
    Senior Vice President                                     None


     The principal business address of Mellon Bank, N.A. is One Mellon Bank Center, Suite 4700, Pittsburgh, Pennsylvania 15258.

     The principal business address of Mellon Capital Management Corporation is 595 Market Street, Suite 3000, San Francisco, California 94105.

     The principal business address of The Dreyfus Corporation is 200 Park Avenue, New York, New York 10166.

     The principal business address of Certus Asset Advisors Corporation is One Bush Street, Suite 450, San Francisco, California 94104.

     The principal business address of Boston Safe Advisors, Inc. is One Boston Place, Boston, Massachusetts 02108-4402.

     The principal business address of Mellon Bond Associates is One Mellon Bank Center, Suite 4135, Pittsburgh, Pennsylvania 15258.

     The principal business address of The Boston Company Asset Management, Inc. is One Boston Place, Boston, Massachusetts 02108.

     The principal business address of Mellon Bank Corporation is One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

     The principal business address of The Boston Company, Inc. is One Boston Place, Boston, Massachusetts 02108.

     The principal business address of Laurel Capital Advisors is One Mellon Bank Center, Suite 3935, Pittsburgh, Pennsylvania 15258.

     The principal business address of Franklin Portfolio Holdings, Inc. is Two International Place, 22nd Floor, Boston, Massachusetts 02110.

     The principal business address of The Boston Company Financial Strategies Group, Inc. is One Boston Place, Boston, Massachusetts 02108-4402.

     The principal business address of Mellon-France Corporation is One Mellon Bank Center, Suite 4000, Pittsburgh, Pennsylvania 15258.

     The principal business address of Pareto Partners is 271 Regent Street, London, WIR8PP, ENGLAND.

     The principal business address of Boston Safe Deposit and Trust Company is One Boston Place, Boston, Massachusetts 02108.

     The principal business address of Mellon Financial Services Corporation #17 is One Executive Drive, Fort Lee, New Jersey 07024.

     The principal business address of Mellon Financial Company is One Mellon Bank Center, Suite 747, Pittsburgh, Pennsylvania 15258.

     The principal business address of Buck Consultants, Inc. is 2 Penn Plz., 23rd fl., New York, NY 10121-0001.

     The principal business address of TBCAM Holdings, Inc. is One Boston Place, Boston, MA 02108.

     The principal business address of Mellon Equity Associates, LLP is One Mellon Bank Center, Suite 3715, Pittsburgh, Pennsylvania 15258.

     The principal business address of Dreyfus Mellon Asset Management (Japan) Co., Ltd. is 3-2-3, Marunouchi, Chiyoda-ku, Fuji Building 3F, Tokyo, Japan 100-0005.

     The principal business address of Franklin Portfolio Associates, LLC is 2 International Place, 22nd Floor, Boston, MA 02110.

     The principal business address of Founders Asset Management, LLC is 2930 East 3rd Avenue, Denver, CO 80206.

     The principal business address of Newton Management Ltd. is 71 Queen Victoria Street, London, United Kingdom EC4V 4DR.

     (f) PanAgora is a subadviser to the Preferred Asset Allocation Fund and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     Other business, profession, vocation or employment of a substantial nature in which each director or officer of PanAgora is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:


NAME AND POSITION                                             BUSINESS AND
WITH PANAGORA                                                 OTHER CONNECTIONS
John F. Boneparth                                             Managing Director and Chief of International
    Director                                                  Distribution and Business Development for Putnam
                                                              Investments, Inc.

                                      -23-

Kiyoshi Ujihara                                               General Manager of the Americas, Nippon Life
    Director                                                  Insurance Company

Hideichiro Kobayashi                                          Director and General Manager for the Americas of
    Director                                                  Nippon Life Insurance Company

Thomas J. Lucey                                               Director, Senior Managing and Chief of Operations
    Director                                                  Director of Putnam Investments, Inc.

Takashi Minagawa                                              Director and General Manager for Europe of Nippon
    Director                                                  Life Insurance Company

Masahiro Yamada                                               Senior Managing Director, Nippon Life Insurance
    Director                                                  Company

Edgar E. Peters                                               None
    Chief Investment Strategist and Chief Investment
    Officer

William J. Poutsiaka                                          Chief Executive Officer and Compliance Officer of
    Director, President and Chief Executive Officer           PanAgora Asset Management Limited

Steven Spiegel                                                Director, Senior Managing and Chief of Corporate
    Director                                                  Development Director of Putnam Investments, Inc.

Irene M. Esteres                                              Managing Director and Chief Financial Officer of
    Director                                                  Putnam Investments, Inc.

Michael H. Turpin                                             None
    Treasurer, Director of Administration


     The principal business address of PanAgora Asset Management Limited is 3 Finsbury Avenue, London, England EC2M 2PA.

     The principal business address of Putnam Investments, Inc. is One Post Office Square, Boston, MA 02109-2106.

     The principal business address of Nippon Life Insurance Company and NLI International, Inc. Life Insurance Company is 5-12, Imbashi, 3-Chome, Chuo-Ku, Osaka, Japan.

     (g) Morgan is the subadviser to the Preferred Fixed Income Fund and the Preferred Money Market Fund and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     Other business, profession, vocation or employment of a substantial nature in which each director or officer of Morgan is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:


NAME AND POSITION                                             BUSINESS AND
WITH MORGAN                                                   OTHER CONNECTIONS
Kenneth W. Anderson                                           Managing Director, Morgan Guaranty Trust Company of
    Director, Managing Director                               New York

Ronald. R. Dewhurst                                           Managing Director, Morgan Guaranty Trust Company of
    Director, Managing Director                               New York

Gerard W. Lillis,                                             Managing Director, Morgan Guaranty Trust Company of
    Director, Managing                                        New York
    Director

Keith M. Schappert                                            Managing Director, Morgan Guaranty Trust Company of
    President, Director, Managing Director                    New York

John W. Schmidlin                                             Managing Director, Morgan Guaranty Trust Company of
    Director, Managing Director                               New York

Isabel H. Sloane                                              Managing Director, Morgan Guaranty Trust Company of
    Director, Managing Director                               New York

                                      -25-

Hendrik Van Riel                                              Managing Director, Morgan Guaranty Trust Company of
    Director, Managing Director                               New York


     The principal business address of Morgan Guaranty Trust Company of New York and of J.P. Morgan & Co. Incorporated is 60 Wall Street, New York, New York 10260-0060.


     (f) Turner is the subadviser to the Preferred Small Cap Fund and Preferred Mid Cap Growth Fund and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.


     Other business, profession, vocation or employment of a substantial nature in which each director or officer of Turner is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:


NAME AND POSITION                                             BUSINESS AND
WITH TURNER                                                   OTHER CONNECTIONS
Stephen J. Kneeley                                            SEI Investments Distribution Co., Registered
         Chief Operating Officer,                             Representative; The Chesapeake Funds, Board of
         Secretary, President,                                Trustees; TIP Funds, President
         Director

Thomas R. Trala                                               None
         CFO, Treasurer

Mark D. Turner                                                None
         Vice Chairman, Director

Robert E. Turner, Jr.                                         Episcopal Academy, Board of Trustees; Bradley
         Chairman, CIO, Director                              University, Board of Trustees; TIP Funds, Board of
                                                              Trustees


     The principal business address of SEI Investments is One Freedom Valley Way, Oaks, PA 19456.

     The principal business address of The Chesapeake Funds is 105 N. Washington Street, P.O. Box 69, Rocky Mount, NC 27802-0069.

     The principal business address of Bradley University is 1501 W. Bradley Ave, Peoria, IL 61625.

     The principal business address of Episcopal Academy is 376 N. Latches Lane, Merion, PA 19066.


     (g) MPA is the subadviser to the Preferred International Growth Fund and its business is summarized under the caption "Management of The Preferred Group" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     Other business, profession, vocation or employment of a substantial nature in which each director or officer of MPA is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee is as follows:

NAME AND POSITION                                   BUSINESS AND
WITH MPA                                            OTHER CONNECTIONS
[To be updated by amendment]                        [To be updated by amendment]


Item 27.      Principal Underwriter

     (a) Caterpillar Securities Inc., the Registrant's Principal Underwriter, does not serve as underwriter for any other investment companies.

     (b) Information with respect to directors and officers of the Principal Underwriter is as follows:

                               Positions and Offices             Positions and
Names and Principal            with Principal                    Offices with
Business Addresses             Underwriter                       Registrant
------------------             -----------                       ----------

David L. Bomberger             President, Director               President
Caterpillar
Securities, Inc.
411 Hamilton Boulevard
Suite 1200
Peoria, IL  61602

Frederick L. Kaufman           Treasurer, Director               Vice President,
Caterpillar                                                      Treasurer
Securities, Inc.
411 Hamilton Boulevard
Suite 1200
Peoria, IL  61602

Sean X. McKessy                Clerk                             Clerk
Caterpillar
Securities, Inc.
411 Hamilton Boulevard
Suite 1200
Peoria, IL  61602

     (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.      Location of Accounts and Records

     Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include Registrant's Clerk, Sean X. McKessy; Registrant's investment adviser, CIML; Registrant's Custodian, State Street; Registrant's Transfer Agent and Shareholder Servicing Agent, State Street; and each of the Registrant's subadvisers. The address of the Clerk is 100 N.E. Adams Street, Peoria, Illinois 61629; the address of CIML is 411 Hamilton Boulevard, Suite 1200, Peoria, IL 61602; the address of the Custodian, Transfer Agent and Shareholder Servicing Agent is P.O. Box 1713, Boston, Massachusetts 02110; and the addresses of the Registrant's subadvisers are as follows: Oppenheimer, 1345 Avenue of the Americas, New York, New York 10105; Jennison, 466 Lexington Avenue, New York, New York 10017; Mellon, 595 Market Street, Suite

3000, San Francisco, California 94105; PanAgora, 260 Franklin Street, Boston, Massachusetts 02110; Mercator, 2400 East Commercial Boulevard, Suite 810, Fort Lauderdale, Florida 33308; Morgan, 522 Fifth Avenue, New York, New York 10036; Turner, 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312; and MPA, 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801.


Item 29.      Management Services

     None.

Item 30. Undertakings

     (a) The undersigned Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding voting securities and in confirmation with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

     (b) The undersigned Registrant hereby undertakes to provide to each person to whom a Prospectus is delivered a copy of its Annual Report without charge upon request.


                                     NOTICE

     A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of each of the respective constituent series of the Trust.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Peoria and the State of Illinois on the 11th day of January, 2001.

                                       THE PREFERRED GROUP OF MUTUAL FUNDS

                                        By: /s/David L. Bomberger*
                                            ----------------------
                                        Title:  President

     Pursuant to the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                               Date
---------                                   -----                               ----
/s/David L. Bomberger*                      President                           January 11, 2001
----------------------
David L. Bomberger                          (Principal Executive Officer)

/s/Gary M. Anna*                            Trustee                             January 11, 2001
----------------
Gary M. Anna

/s/William F. Bahl*                         Trustee                             January 11, 2001
-------------------
William F. Bahl

/s/F. Lynn McPheeters*                      Trustee                             January 11, 2001
----------------------
F. Lynn McPheeters

/s/Dixie L. Mills*                          Trustee                             January 11, 2001
------------------
Dixie L. Mills

/s/Kenneth J. Zika*                         Trustee                             January 11, 2001
-------------------
Kenneth J. Zika

/s/Fred L. Kaufman*                         Treasurer and Vice                  January 11, 2001
-------------------
Fred L. Kaufman                             President (Principal
                                            Financial and Principal
                                            Accounting Officer)


                                            *By:/s/ Fred L. Kaufman
                                            ----------------------------
                                            Fred L. Kaufman
                                            Attorney-in-Fact Pursuant to
                                            Powers of Attorney Filed
                                            Previously and for Himself

                       THE PREFERRED GROUP OF MUTUAL FUNDS

                                Index to Exhibits



Exhibit No.   Description
-----------   -----------
(a)(6)        Amendment No. 5 to Agreement and Declaration
              of Trust

(a)(7) Amendment No. 6 to Agreement and Declaration of Trust

(p)(9)        Code of Ethics of MPA

                                      -32-